UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-8672

Exact name of registrant as specified in charter:  USAA LIFE INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2003




ITEM 1.  ANNUAL REPORT TO STOCKHOLDERS.
USAA LIFE INVESTMENT TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2003


  [LOGO OF USAA]
     USAA(R)

  USAA LIFE INSURANCE COMPANY
  VARIABLE ANNUITY AND
  VARIABLE UNIVERSAL LIFE
================================================================================
  ANNUAL REPORTS FOR THE
  UNDERLYING FUNDS

  DECEMBER 31, 2003

TABLE OF CONTENTS
================================================================================

USAA LIFE INVESTMENT TRUST

  President's Message ..................................................   A-1

  Market Conditions and Outlook ........................................   A-2

  USAA Life Fund Overviews .............................................   A-6

  Independent Auditors' Report .........................................  A-18

  Portfolios of Investments ............................................  A-19

  Notes to Portfolios of Investments ...................................  A-31

  Statements of Assets and Liabilities .................................  A-32

  Statements of Operations .............................................  A-33

  Statements of Changes in Net Assets ..................................  A-34

  Notes to Financial Statements ........................................  A-36

  Trustees and Officers of the Trust ...................................  A-44

VANGUARD(R) VARIABLE INSURANCE FUND

  How To Read This Report ..............................................   B-2

  The People Who Govern Your Fund ......................................   B-3

  Market Perspectives ..................................................   B-4

MONEY MARKET PORTFOLIO

  A Look at Performance ................................................   B-5

  Portfolio Profile ....................................................   B-6

  Performance Summary ..................................................   B-7

  About Your Portfolio's Expenses ......................................   B-8

  Financial Statements .................................................   B-9

  Statement of Operations ..............................................  B-12

  Statement of Changes in Net Assets ...................................  B-12

  Financial Highlights .................................................  B-13

  Notes to Financial Statements ........................................  B-13

  Report of Independent Auditors .......................................  B-14

HIGH YIELD BOND PORTFOLIO

  A Look at Performance ................................................  B-15

  Report from the Adviser ..............................................  B-17

  Portfolio Profile ....................................................  B-19

  Performance Summary ..................................................  B-20

  About Your Portfolio's Expenses ......................................  B-21

  Financial Statements .................................................  B-22

  Statement of Operations ..............................................  B-29

  Statement of Changes in Net Assets ...................................  B-29

  Financial Highlights .................................................  B-30

  Notes to Financial Statements ........................................  B-30

  Report of Independent Auditors .......................................  B-31

                                -----

TABLE OF CONTENTS
================================================================================

DIVERSIFIED VALUE PORTFOLIO

  A Look at Performance ................................................  B-32

  Report from the Adviser ..............................................  B-33

  Portfolio Profile ....................................................  B-35

  Performance Summary ..................................................  B-36

  About Your Portfolio's Expenses ......................................  B-37

  Financial Statements .................................................  B-38

  Statement of Operations ..............................................  B-40

  Statement of Changes in Net Assets ...................................  B-40

  Financial Highlights .................................................  B-41

  Notes to Financial Statements ........................................  B-41

  Report of Independent Auditors .......................................  B-42

EQUITY INDEX PORTFOLIO

  A Look at Performance ................................................  B-43

  Portfolio Profile ....................................................  B-44

  Performance Summary ..................................................  B-45

  About Your Portfolio's Expenses ......................................  B-46

  Financial Statements .................................................  B-47

  Statement of Operations ..............................................  B-52

  Statement of Changes in Net Assets ...................................  B-52

  Financial Highlights .................................................  B-53

  Notes to Financial Statements ........................................  B-53

  Report of Independent Auditors .......................................  B-55

MID-CAP INDEX PORTFOLIO

  A Look at Performance ................................................  B-56

  Portfolio Profile ....................................................  B-57

  Performance Summary ..................................................  B-58

  About Your Portfolio's Expenses ......................................  B-59

  Financial Statements .................................................  B-60

  Statement of Operations ..............................................  B-64

  Statements of Changes to Net Assets ..................................  B-64

  Financial Highlights .................................................  B-65

  Notes to Financial Statements ........................................  B-65

  Report of Independent Auditors .......................................  B-67

SMALL COMPANY GROWTH PORTFOLIO

  A Look at Performance ................................................  B-68

  Report from the Adviser ..............................................  B-69

  Portfolio Profile ....................................................  B-71

                                -----

TABLE OF CONTENTS
================================================================================

  Performance Summary ..................................................  B-72

  About Your Portfolio's Expenses ......................................  B-73

  Financial Statements .................................................  B-74

  Statement of Operations ..............................................  B-79

  Statement of Changes in Net Assets ...................................  B-79

  Financial Highlights .................................................  B-80

  Notes to Financial Statements ........................................  B-80

  Report of Independent Auditors .......................................  B-82

INTERNATIONAL PORTFOLIO

  A Look at Performance ................................................  B-83

  Report from the Adviser ..............................................  B-84

  Portfolio Profile ....................................................  B-86

  Performance Summary ..................................................  B-87

  About Your Portfolio's Expenses ......................................  B-88

  Financial Statements .................................................  B-89

  Statement of Operations ..............................................  B-92

  Statement of Changes in Net Assets ...................................  B-92

  Financial Highlights .................................................  B-93

  Notes to Financial Statements ........................................  B-93

  Report of Independent Auditors .......................................  B-95

REIT INDEX PORTFOLIO

  A Look at Performance  ...............................................  B-96

  Portfolio Profile ....................................................  B-97

  Performance Summary  .................................................  B-98

  About Your Portfolio's Expenses  .....................................  B-99

  Financial Statements  ................................................ B-100

  Statement of Operations  ............................................. B-102

  Statement of Changes in Net Assets  .................................. B-102

  Financial Highlights  ................................................ B-103

  Notes to Financial Statements  ....................................... B-103

  Report of Independent Auditors  ...................................... B-104

FIDELITY(R) VARIABLE INSURANCE PRODUCT

CONTRAFUND(R) PORTFOLIO - INITIAL CLASS

  Performance ..........................................................   C-3

  Management's Discussion  .............................................   C-4

  Investment Summary  ..................................................   C-5

  Investments  .........................................................   C-6

  Financial Statements  ................................................  C-15

                                -----

TABLE OF CONTENTS
================================================================================

THIS REPORT IS FOR USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE LIFE.

NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

FOR VARIABLE ANNUITY ONLY: A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2. MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

  Notes to Financial Statements ........................................  C-19

  Auditor's Opinion ....................................................  C-23

  Trustees and Officers ................................................  C-24

  Distributions ........................................................  C-29

DYNAMIC CAP APPRECIATION PORTFOLIO - INITIAL CLASS

  Performance ..........................................................  C-33

  Management's Discussion ..............................................  C-34

  Investment Summary ...................................................  C-35

  Investments ..........................................................  C-36

  Financial Statements .................................................  C-39

  Notes to Financial Statements ........................................  C-43

  Auditor's Opinion ....................................................  C-46

  Trustees and Officers ................................................  C-47

EQUITY-INCOME PORTFOLIO - INITIAL CLASS

  Performance ..........................................................  C-55

  Management's Discussion ..............................................  C-56

  Investment Summary ...................................................  C-57

  Investments ..........................................................  C-58

  Financial Statements .................................................  C-69

  Notes to Financial Statements ........................................  C-73

  Auditor's Opinion ....................................................  C-77

  Trustees and Officers ................................................  C-78

  Distributions ........................................................  C-83

SCUDDER VARIABLE SERIES I (VSI)

CAPITAL GROWTH PORTFOLIO

  Management Summary ...................................................   D-2

  Performance Summary ..................................................   D-3

  Investment Portfolio .................................................   D-4

  Financial Statements .................................................   D-7

  Financial Highlights .................................................  D-10

  Notes to Financial Statements ........................................  D-11

  Report of Independent Auditors .......................................  D-14

  Tax Information ......................................................  D-15

  Trustees and Officers ................................................  D-16

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO - CLASS O

  Letter to Shareholders  ..............................................   E-2

  Portfolio Highlights  ................................................   E-4

                                -----

TABLE OF CONTENTS
================================================================================

Schedule of Investments ................................................   E-5

Financial Highlights ...................................................   E-7

Statement of Assets and Liabilities ....................................   E-9

Statement of Operations ................................................  E-10

Statement of Changes in Net Assets .....................................  E-11

Notes to Financial Statements ..........................................  E-12

Report of Independent Auditors .........................................  E-15

Trustees and Officers of the Fund ......................................  E-16

                                -----

  [LOGO OF USAA]
     USAA(R)
                                                                     USAA LIFE
                                                              INVESTMENT TRUST
================================================================================
                                                                 ANNUAL REPORT
                                                             DECEMBER 31, 2003

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE

[callout]

     "WE MAY NOT HAVE REACHED THE PEAK OF THE CURRENT CYCLICAL BULL MARKET, BUT WE HAVE SEEN A REMARKABLE RUN-UP IN STOCK PRICES."

[end callout]

     Economic reports confirm that the U.S. and global economies began a robust expansion early in the autumn of 2003. We are finally seeing the results of the fiscal and monetary policies that were implemented to stimulate economic growth. The economy is benefiting from the lowest short-term interest rates in decades, reduced marginal tax rates, and increased government spending. Productivity has increased to its highest level in 20 years, and corporate America is starting once again to invest in capital goods and to add employees to its payrolls. Finally, American goods and services are more competitive in global markets because foreign currencies have gained strength over the U.S. dollar.

     All of these positive developments have translated into the growth of the gross domestic product (GDP) and improved corporate profitability, both of which have significantly driven up stock prices. So we're left with the obvious question: Can the economy keep growing fast enough and long enough to support existing equity valuations and to provide for higher stock prices?

     While no one can predict what will happen, we do believe that market volatility will remain the norm rather than the exception. We may not have reached the peak of the current cyclical bull market, but we have seen a remarkable run-up in stock prices. Consequently, we would not be surprised to see some form of consolidation before stocks try to break through resistance levels - assuming, of course, that the economy keeps growing, more new jobs are created, corporate profitability continues to improve, and short-term rates (which are expected to increase in 2004) do not spike dramatically.

     Whatever happens, the most effective strategy in any market cycle is a well-thought-out investment plan that incorporates asset allocation, diversification, and a true understanding of your personal tolerance for risk - all matched to your investment goals.

     At USAA, we remain committed to helping you with your goals. We will continue to provide you with outstanding resources - a market-tested portfolio management team and the world-class service you deserve.

     For all of us here at USAA, thank you for your business.

                                        Sincerely,

                                        /S/ CHRISTOPHER W. CLAUS

                                        Christopher W. Claus
                                        President and Vice Chairman of the Board
                                        USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE VARIABLE PRODUCTS BEFORE INVESTING. FOR MORE COMPLETE INFORMATION ABOUT USAA LIFE'S VARIABLE PRODUCTS, INCLUDING THIS AND OTHER INFORMATION, CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU SEND MONEY.

USAA LIFE'S VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

                                -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

The long-awaited turnaround in the U.S. economy finally happened in 2003 as the recovery appeared to take a firm hold. In the financial markets, the theme for the year might best be summed up as "the last shall be first and the first shall be last." It was a year of strong reversals, with asset classes that had been out of favor roaring back into positions of market leadership. For instance, from 2000-2002, investment-grade bonds outperformed the stock market by a wide margin. But in 2003 stocks thundered back to the fore, with the S&P 500 rising 26.4%, based on price appreciation; by contrast, the Lehman Brothers U.S. Aggregate Bond Index rose just 4.1%.

STOCKS - The U.S. stock market began the year uneasily as concerns ahead of the war in Iraq dominated market sentiment. Economic activity remained muted; it seemed every positive piece of economic news was contradicted subsequently by a less robust report. But sentiment changed dramatically in the wake of the military campaign in Iraq, better-than-expected first quarter earnings, the enactment of the tax reduction package, and signs that the economy was indeed recovering.

                                              TOTAL RETURN%
INDICES                                            2003
-----------------------------------------------------------
S&P 500                                            28.7
Nasdaq Composite                                   50.0
Russell 1000 (large-cap stocks)                    29.9
Russell 1000 Growth                                29.8
Russell 1000 Value                                 30.0
Russell 2000 (small-cap stocks)                    47.3
Russell 2000 Growth                                48.5
Russell 2000 Value                                 46.0
MSCI Europe, Australia & Far East                  38.6
MSCI Emerging Market                               56.3

Throughout the second half of the year, stocks continued their advance. Much of the hesitancy many investors still had about the strength of the recovery fell away in light of third-quarter Gross Domestic Product (GDP) growth of 8.2%. Corporate profits continued to strengthen, the Federal Reserve Board (the Fed) sent clear signals that it would remain accommodative and, by the end of the year, the economy had begun to produce net new jobs.

Within the U.S. stock market, technology reassumed the market leadership position it held in the 1990s. The tech-heavy Nasdaq Composite Index gained a whopping 50%, while sectors such as consumer staples, which led during the bear market, lagged. Even so, the strong market tide lifted almost all boats, with the most beaten-down and lowest-quality stocks performing best. One area where a reversal didn't occur in 2003 was in performance by market capitalization, as small-cap stocks outperformed large-cap stocks for the fifth consecutive year, and by a large margin.

As we move into 2004, stocks appear to be overvalued today when we compare price-to-earnings and price-to-sales ratios to their historical norms. Early in an economic recovery, however, it's not unusual for valuations to rise substantially as the market looks ahead to better earnings. Because the economy is continuing to recover, the Fed has said it "can be patient in removing its policy accomodation." Because technical conditions are strong, the current bull market appears to have further upside to go.

Despite today's enthusiasm, it's important for investors to remember that every bull market has corrections within it, some of which can be major. Since the 1966-68 bull market, there have been an average of seven major corrections per bull market. With only one exception, these price declines have ranged from 5% to 15% (one was 17%), and have averaged 7.6%.

With this historical information as a backdrop, consider that the last major correction in the current bull market happened in March, 10 months ago as of this writing. This is the longest period without a major correction in a bull market since 1996. Given these considerations, don't be surprised if the market experiences one of these corrections. Whether or not one occurs, we believe investors should focus on the expectation that the market has further upside.

BONDS - The "last shall be first" theme was fully evident in the bond market, where the highest-risk asset classes performed best after having lagged for several years. On the heels of negative returns in 2002, high-yield (less than investment-grade) corporate bonds turned in equity-like returns of 29%. Within the investment-grade universe, lower-rated securities outperformed higher-rated issues, again reversing the previous year's returns. The strongest corporate bond sectors--such as utilities, airlines and autos--were those that had most underperformed last year. Overall, U.S. corporate bonds had their best year ever relative to U.S. Treasury bonds.

                                        TOTAL RETURN%
LEHMAN INDICES                              2003
-----------------------------------------------------
U.S. Aggregate Bond                         4.10
U.S. Treasury                               2.24
U.S. TIPS                                   8.40
Mortgage-Backed Securities                  3.07
U.S. Investment-Grade Corporate             8.24
  Aaa-rated                                 3.55
  Aa-rated                                  4.61
  A-rated                                   6.36
  Baa-rated                                11.81
U.S. High-Yield Corporate                  28.97

Source: Lehman

                                -----

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

The one exception to the pattern was the strong performance of U.S. Treasury inflation-protected securities (TIPS). TIPS are issued by the U.S. Treasury and, therefore, are the highest quality, with the added benefit of having their principal indexed to inflation. Interestingly, TIPS managed their exceptional performance despite more worries of deflation than inflation.

High-quality mortgage-backed securities disappointed as lower interest rates allowed homeowners to refinance their mortgages. Although refinancing helped propel the recovery by giving consumers additional spending power, it capped the price appreciation that mortgages can achieve as bond yields decline. That's because, when people refinance, they pay off their old mortgage and the proceeds are passed on to the holders of mortgage-backed securities, such as mutual funds, which then must invest at lower rates. As interest rates rose in the second half of the year and prepayment risk declined, mortgage-backed securities showed their defensive nature and outperformed other asset classes.

                       U.S. TREASURY BOND YIELD

                 [CHART OF U.S. TREASURY BOND YIELD]

               FEDERAL FUNDS   2-YEAR        10-YEAR       30-YEAR
               -------------   ------        -------       -------
12/31/2002       $1.25         $1.602        $3.816        $4.779
  1/1/2003        1.25          1.586         3.819         4.780
  1/2/2003        1.25          1.778         4.032         4.956
  1/3/2003        1.25          1.754         4.019         4.954
  1/6/2003        1.25          1.802         4.054         4.976
  1/7/2003        1.25          1.746         4.007         4.950
  1/8/2003        1.25          1.730         4.019         4.944
  1/9/2003        1.25          1.859         4.181         5.072
 1/10/2003        1.25          1.762         4.134         5.046
 1/13/2003        1.25          1.786         4.122         5.026
 1/14/2003        1.25          1.746         4.079         5.000
 1/15/2003        1.25          1.721         4.062         4.962
 1/16/2003        1.25          1.729         4.079         4.970
 1/17/2003        1.25          1.680         4.011         4.922
 1/20/2003        1.25          1.680         4.017         4.923
 1/21/2003        1.25          1.639         3.972         4.893
 1/22/2003        1.25          1.614         3.916         4.854
 1/23/2003        1.25          1.647         3.937         4.886
 1/24/2003        1.25          1.646         3.930         4.863
 1/27/2003        1.25          1.654         3.964         4.884
 1/28/2003        1.25          1.646         3.970         4.871
 1/29/2003        1.25          1.704         4.023         4.909
 1/30/2003        1.25          1.677         3.963         4.869
 1/31/2003        1.25          1.693         3.964         4.842
  2/3/2003        1.25          1.725         3.994         4.839
  2/4/2003        1.25          1.661         3.924         4.791
  2/5/2003        1.25          1.701         3.997         4.857
  2/6/2003        1.25          1.661         3.947         4.812
  2/7/2003        1.25          1.621         3.931         4.807
 2/10/2003        1.25          1.661         3.966         4.851
 2/11/2003        1.25          1.637         3.959         4.862
 2/12/2003        1.25          1.605         3.910         4.845
 2/13/2003        1.25          1.556         3.879         4.810
 2/14/2003        1.25          1.617         3.995         4.881
 2/17/2003        1.25          1.605         3.964         4.884
 2/18/2003        1.25          1.629         3.951         4.864
 2/19/2003        1.25          1.588         3.884         4.818
 2/20/2003        1.25          1.580         3.869         4.810
 2/21/2003        1.25          1.596         3.890         4.846
 2/24/2003        1.25          1.563         3.846         4.811
 2/25/2003        1.25          1.555         3.822         4.779
 2/26/2003        1.25          1.521         3.767         4.743
 2/27/2003        1.25          1.560         3.739         4.718
 2/28/2003        1.25          1.512         3.692         4.670
  3/3/2003        1.25          1.504         3.675         4.670
  3/4/2003        1.25          1.472         3.648         4.671
  3/5/2003        1.25          1.432         3.630         4.664
  3/6/2003        1.25          1.456         3.658         4.698
  3/7/2003        1.25          1.399         3.643         4.685
 3/10/2003        1.25          1.335         3.562         4.642
 3/11/2003        1.25          1.367         3.583         4.645
 3/12/2003        1.25          1.431         3.583         4.611
 3/13/2003        1.25          1.601         3.747         4.746
 3/14/2003        1.25          1.537         3.702         4.707
 3/17/2003        1.25          1.635         3.840         4.801
 3/18/2003        1.25          1.692         3.907         4.877
 3/19/2003        1.25          1.717         3.986         4.926
 3/20/2003        1.25          1.643         3.955         4.929
 3/21/2003        1.25          1.784         4.105         5.041
 3/24/2003        1.25          1.661         3.967         4.928
 3/25/2003        1.25          1.636         3.944         4.925
 3/26/2003        1.25          1.595         3.930         4.926
 3/27/2003        1.25          1.613         3.925         4.931
 3/28/2003        1.25          1.541         3.900         4.914
 3/31/2003        1.25          1.486         3.798         4.816
  4/1/2003        1.25          1.477         3.811         4.826
  4/2/2003        1.25          1.581         3.930         4.922
  4/3/2003        1.25          1.533         3.911         4.929
  4/4/2003        1.25          1.557         3.954         4.965
  4/7/2003        1.25          1.597         3.979         4.969
  4/8/2003        1.25          1.564         3.934         4.927
  4/9/2003        1.25          1.524         3.898         4.903
 4/10/2003        1.25          1.605         3.944         4.939
 4/11/2003        1.25          1.637         3.973         4.949
 4/14/2003        1.25          1.710         4.016         4.979
 4/15/2003        1.25          1.702         3.987         4.954
 4/16/2003        1.25          1.653         3.940         4.908
 4/17/2003        1.25          1.686         3.958         4.892
 4/18/2003        1.25          1.678         3.958         4.891
 4/21/2003        1.25          1.678         3.983         4.899
 4/22/2003        1.25          1.645         3.966         4.893
 4/23/2003        1.25          1.637         3.977         4.885
 4/24/2003        1.25          1.629         3.921         4.838
 4/25/2003        1.25          1.573         3.890         4.816
 4/28/2003        1.25          1.597         3.903         4.826
 4/29/2003        1.25          1.613         3.929         4.839
 4/30/2003        1.25          1.486         3.838         4.765
  5/1/2003        1.25          1.469         3.842         4.776
  5/2/2003        1.25          1.565         3.925         4.833
  5/5/2003        1.25          1.533         3.886         4.801
  5/6/2003        1.25          1.428         3.786         4.754
  5/7/2003        1.25          1.412         3.677         4.678
  5/8/2003        1.25          1.460         3.683         4.682
  5/9/2003        1.25          1.443         3.681         4.671
 5/12/2003        1.25          1.435         3.644         4.647
 5/13/2003        1.25          1.443         3.604         4.612
 5/14/2003        1.25          1.386         3.522         4.510
 5/15/2003        1.25          1.434         3.532         4.485
 5/16/2003        1.25          1.311         3.420         4.415
 5/19/2003        1.25          1.351         3.487         4.482
 5/20/2003        1.25          1.261         3.356         4.355
 5/21/2003        1.25          1.359         3.398         4.349
 5/22/2003        1.25          1.326         3.316         4.265
 5/23/2003        1.25          1.349         3.337         4.260
 5/26/2003        1.25          1.340         3.334         4.258
 5/27/2003        1.25          1.307         3.412         4.389
 5/28/2003        1.25          1.307         3.425         4.407
 5/29/2003        1.25          1.273         3.337         4.340
 5/30/2003        1.25          1.326         3.372         4.377
  6/2/2003        1.25          1.310         3.410         4.422
  6/3/2003        1.25          1.198         3.331         4.370
  6/4/2003        1.25          1.214         3.295         4.354
  6/5/2003        1.25          1.238         3.344         4.406
  6/6/2003        1.25          1.246         3.353         4.397
  6/9/2003        1.25          1.182         3.278         4.342
 6/10/2003        1.25          1.117         3.192         4.254
 6/11/2003        1.25          1.149         3.212         4.263
 6/12/2003        1.25          1.101         3.165         4.213
 6/13/2003        1.25          1.084         3.114         4.174
 6/16/2003        1.25          1.157         3.173         4.232
 6/17/2003        1.25          1.221         3.262         4.300
 6/18/2003        1.25          1.238         3.363         4.398
 6/19/2003        1.25          1.156         3.339         4.407
 6/20/2003        1.25          1.164         3.367         4.433
 6/23/2003        1.25          1.139         3.313         4.396
 6/24/2003        1.25          1.098         3.251         4.335
 6/25/2003        1.00          1.287         3.405         4.463
 6/26/2003        1.00          1.407         3.543         4.565
 6/27/2003        1.00          1.351         3.543         4.583
 6/30/2003        1.00          1.304         3.515         4.558
  7/1/2003        1.00          1.304         3.549         4.587
  7/2/2003        1.00          1.280         3.538         4.580
  7/3/2003        1.00          1.313         3.663         4.691
  7/4/2003        1.00          1.306         3.649         4.685
  7/7/2003        1.00          1.354         3.733         4.746
  7/8/2003        1.00          1.370         3.716         4.714
  7/9/2003        1.00          1.338         3.682         4.698
 7/10/2003        1.00          1.306         3.657         4.698
 7/11/2003        1.00          1.275         3.628         4.683
 7/14/2003        1.00          1.340         3.726         4.770
 7/15/2003        1.00          1.454         3.983         4.966
 7/16/2003        1.00          1.430         3.920         4.895
 7/17/2003        1.00          1.439         3.922         4.893
 7/18/2003        1.00          1.489         4.001         4.934
 7/21/2003        1.00          1.622         4.212         5.088
 7/22/2003        1.00          1.523         4.124         5.041
 7/23/2003        1.00          1.499         4.110         5.042
 7/24/2003        1.00          1.536         4.167         5.093
 7/25/2003        1.00          1.504         4.177         5.117
 7/28/2003        1.00          1.616         4.282         5.215
 7/29/2003        1.00          1.703         4.440         5.338
 7/30/2003        1.00          1.632         4.309         5.249
 7/31/2003        1.00          1.744         4.408         5.358
  8/1/2003        1.00          1.777         4.385         5.315
  8/4/2003        1.00          1.681         4.285         5.253
  8/5/2003        1.00          1.818         4.392         5.362
  8/6/2003        1.00          1.754         4.269         5.238
  8/7/2003        1.00          1.706         4.219         5.215
  8/8/2003        1.00          1.698         4.271         5.232
 8/11/2003        1.00          1.764         4.355         5.270
 8/12/2003        1.00          1.723         4.428         5.351
 8/13/2003        1.00          1.822         4.562         5.450
 8/14/2003        1.00          1.765         4.491         5.382
 8/15/2003        1.00          1.799         4.530         5.398
 8/18/2003        1.00          1.824         4.459         5.345
 8/19/2003        1.00          1.734         4.363         5.243
 8/20/2003        1.00          1.800         4.438         5.286
 8/21/2003        1.00          1.908         4.477         5.276
 8/22/2003        1.00          1.918         4.475         5.259
 8/25/2003        1.00          1.968         4.527         5.303
 8/26/2003        1.00          1.894         4.475         5.272
 8/27/2003        1.00          1.970         4.537         5.314
 8/28/2003        1.00          1.932         4.416         5.208
 8/29/2003        1.00          1.972         4.466         5.224
  9/1/2003        1.00          1.964         4.460         5.223
  9/2/2003        1.00          2.036         4.601         5.334
  9/3/2003        1.00          2.004         4.595         5.351
  9/4/2003        1.00          1.891         4.505         5.306
  9/5/2003        1.00          1.722         4.349         5.189
  9/8/2003        1.00          1.761         4.428         5.264
  9/9/2003        1.00          1.689         4.357         5.227
 9/10/2003        1.00          1.632         4.273         5.154
 9/11/2003        1.00          1.696         4.316         5.205
 9/12/2003        1.00          1.621         4.254         5.160
 9/15/2003        1.00          1.589         4.269         5.183
 9/16/2003        1.00          1.588         4.277         5.195
 9/17/2003        1.00          1.612         4.180         5.088
 9/18/2003        1.00          1.636         4.164         5.075
 9/19/2003        1.00          1.667         4.162         5.069
 9/22/2003        1.00          1.634         4.218         5.126
 9/23/2003        1.00          1.633         4.207         5.093
 9/24/2003        1.00          1.608         4.135         5.030
 9/25/2003        1.00          1.645         4.083         4.987
 9/26/2003        1.00          1.557         4.002         4.935
 9/29/2003        1.00          1.605         4.077         5.006
 9/30/2003        1.00          1.462         3.939         4.883
 10/1/2003        1.00          1.446         3.934         4.891
 10/2/2003        1.00          1.469         3.995         4.934
 10/3/2003        1.00          1.637         4.201         5.097
 10/6/2003        1.00          1.605         4.171         5.070
 10/7/2003        1.00          1.645         4.259         5.158
 10/8/2003        1.00          1.621         4.238         5.161
 10/9/2003        1.00          1.645         4.293         5.215
10/10/2003        1.00          1.645         4.271         5.181
10/13/2003        1.00          1.629         4.253         5.179
10/14/2003        1.00          1.686         4.346         5.252
10/15/2003        1.00          1.768         4.399         5.289
10/16/2003        1.00          1.932         4.461         5.306
10/17/2003        1.00          1.859         4.390         5.250
10/20/2003        1.00          1.851         4.384         5.236
10/21/2003        1.00          1.843         4.344         5.206
10/22/2003        1.00          1.761         4.253         5.136
10/23/2003        1.00          1.802         4.318         5.196
10/24/2003        1.00          1.728         4.232         5.120
10/27/2003        1.00          1.778         4.261         5.141
10/28/2003        1.00          1.670         4.179         5.091
10/29/2003        1.00          1.754         4.297         5.177
10/30/2003        1.00          1.861         4.344         5.199
10/31/2003        1.00          1.822         4.295         5.132
 11/3/2003        1.00          1.878         4.342         5.162
 11/4/2003        1.00          1.846         4.297         5.129
 11/5/2003        1.00          1.927         4.354         5.184
 11/6/2003        1.00          1.977         4.410         5.244
 11/7/2003        1.00          2.011         4.440         5.254
11/10/2003        1.00          2.028         4.448         5.265
11/11/2003        1.00          2.028         4.448         5.265
11/12/2003        1.00          2.021         4.400         5.209
11/13/2003        1.00          1.882         4.271         5.105
11/14/2003        1.00          1.809         4.219         5.052
11/17/2003        1.00          1.784         4.196         5.048
11/18/2003        1.00          1.768         4.144         4.999
11/19/2003        1.00          1.867         4.238         5.082
11/20/2003        1.00          1.785         4.154         5.010
11/21/2003        1.00          1.819         4.161         5.016
11/24/2003        1.00          1.894         4.230         5.066
11/25/2003        1.00          1.836         4.186         5.030
11/26/2003        1.00          1.928         4.248         5.070
11/27/2003        1.00          1.967         4.248         5.070
11/28/2003        1.00          2.048         4.334         5.132
 12/1/2003        1.00          2.096         4.387         5.152
 12/2/2003        1.00          2.056         4.381         5.151
 12/3/2003        1.00          2.072         4.404         5.186
 12/4/2003        1.00          2.040         4.367         5.161
 12/5/2003        1.00          1.871         4.232         5.063
 12/8/2003        1.00          1.903         4.269         5.110
 12/9/2003        1.00          1.968         4.353         5.165
12/10/2003        1.00          1.911         4.318         5.150
12/11/2003        1.00          1.790         4.232         5.103
12/12/2003        1.00          1.806         4.240         5.091
12/15/2003        1.00          1.830         4.258         5.097
12/16/2003        1.00          1.797         4.215         5.066
12/17/2003        1.00          1.805         4.184         5.022
12/18/2003        1.00          1.789         4.128         4.947
12/19/2003        1.00          1.788         4.135         4.965
12/22/2003        1.00          1.813         4.170         4.981
12/23/2003        1.00          1.854         4.261         5.052
12/24/2003        1.00          1.839         4.185         4.987
12/25/2003        1.00          1.839         4.185         4.987
12/26/2003        1.00          1.815         4.152         4.970
12/29/2003        1.00          1.855         4.244         5.048
12/30/2003        1.00          1.831         4.259         5.076
12/31/2003        1.00          1.823         4.248         5.074

                             [END CHART]

Source: Bloomberg

As shown in the chart above, bond yields were relatively volatile during the year. During the first half of 2003, uncertainty about the economy pushed interest rates lower, with the yield on the 10-Year U.S. Treasury falling to 3.1%. In June, the Fed provided yet more monetary stimulus with its 13th(and we believe last) rate cut since January 2001. But as the economy picked up steam, investors realized that these rates were unsustainably low, and by the end of the year the yield on the 10-Year Treasury was 4.25%.

                         TREASURY YIELD CURVE

                   [CHART OF TREASURY YIELD CURVE]

                12/31/02      12/31/03       Change
                --------      --------       ------
3 MONTH         $1.190        $0.917        $-0.2727
6 MONTH          1.204         1.012         -0.1920
 2 YEAR          1.598         1.819          0.2207
 3 YEAR          1.958         2.302          0.3438
 5 YEAR          2.734         3.247          0.5135
10 YEAR          3.814         4.246          0.4318
30 YEAR          4.779         5.073          0.2937

                             [END CHART]

The chart above shows the Treasury yield curve, which is the plot of Treasury yields versus maturities for 12/31/02 and 12/31/03. Although short-term interest rates--driven by the Fed--remained at 45-year lows, longer-term maturities--determined by the market--rose. Interest rates on intermediate- and longer-term securities are now at their highest levels of the past year, indicating that the bond market has looked ahead to better economic times and is priced to reflect an economic recovery. With such a wide spread between short- and long-term rates, there is significant room for short-term rates to increase while long-term rates can stay relatively stable. Going forward, improving corporate profits and balance sheets should help corporate bonds earn their interest-rate differential over Treasuries, although we do not expect another banner year for corporates.

While higher yields have made bonds much more attractive, there are risks ahead. The expanding U.S. budget and trade deficits, higher commodity prices and the falling U.S. dollar all weigh on the bond market and could eventually push yields higher.

In the meantime, we believe that it is important for investors to keep in mind that 2002's underperforming asset classes became 2003's leaders. Instead of attempting to chase returns and time markets, thus opening oneself to the potential whipsaw of buying high and selling low, the best strategy for an individual is to maintain an asset allocation that includes a selection of both stocks and bonds based on one's own unique objectives and resources.

                               PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                -----

                            USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 INDEX (LARGE-CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE INDEX (LARGE-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 INDEX (SMALL-CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH INDEX (SMALL-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE INDEX (SMALL-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-EAFE INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKET INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION-PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA) AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT-GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS HIGH-YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NON-INVESTMENT-GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                -----

                  THIS PAGE LEFT BLANK INTENTIONALLY

                                -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
  December 31, 2003                      AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

             COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

       [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                            LIPPER VARIABLE            LIPPER VARIABLE
               USAA LIFE AGGRESSIVE         ANNUITY MID-CAP           ANNUITY LARGE-CAP         RUSSELL 1000(R)
                   GROWTH FUND           GROWTH FUNDS AVERAGE*       GROWTH FUNDS AVERAGE*       GROWTH INDEX
               --------------------      ---------------------       ---------------------      ---------------
  5/1/1997        $ 10000.00                 $ 10000.00                 $ 10000.00               $ 10000.00
 5/31/1997          10670.00                   10923.14                   10656.55                 10721.66
 6/30/1997          11160.00                   11338.36                   11081.20                 11150.75
 7/31/1997          12060.00                   12163.73                   12118.10                 12136.95
 8/31/1997          12330.00                   12088.03                   11584.22                 11426.56
 9/30/1997          13530.00                   12842.65                   12227.06                 11988.86
10/31/1997          12640.00                   12267.03                   11775.17                 11545.74
11/30/1997          12120.00                   12262.59                   11995.85                 12036.14
12/31/1997          11825.53                   12506.57                   12128.48                 12170.98
 1/31/1998          11855.86                   12305.18                   12324.75                 12534.92
 2/28/1998          13169.80                   13384.62                   13303.94                 13477.82
 3/31/1998          13624.63                   14084.46                   13928.08                 14015.10
 4/30/1998          13877.32                   14163.70                   14149.08                 14209.04
 5/31/1998          12947.15                   13432.93                   13792.49                 13805.85
 6/30/1998          13531.00                   14100.37                   14587.85                 14651.40
 7/31/1998          12598.89                   13375.72                   14494.63                 14554.42
 8/31/1998           9566.96                   10727.00                   12072.46                 12370.15
 9/30/1998          10652.72                   11442.05                   12947.07                 13320.39
10/31/1998          11472.16                   12017.24                   13775.45                 14390.97
11/30/1998          12629.62                   12816.90                   14729.60                 15485.63
12/31/1998          14207.04                   14350.37                   16276.16                 16881.96
 1/31/1999          15743.49                   14776.97                   17327.18                 17873.24
 2/28/1999          14319.71                   13810.06                   16631.16                 17056.73
 3/31/1999          15477.17                   14724.35                   17607.06                 17955.04
 4/30/1999          16368.31                   15355.53                   17814.67                 17978.00
 5/31/1999          16063.13                   15351.99                   17252.97                 17425.49
 6/30/1999          17980.81                   16361.47                   18492.45                 18646.05
 7/31/1999          18176.70                   16060.04                   17925.71                 18053.46
 8/31/1999          18156.08                   16000.59                   17893.71                 18348.44
 9/30/1999          18238.56                   16139.76                   17843.38                 17962.99
10/31/1999          19465.46                   17495.95                   19109.10                 19319.52
11/30/1999          22187.33                   19352.39                   20213.97                 20361.88
12/31/1999          27609.83                   22936.53                   22684.63                 22479.68
 1/31/2000          28260.64                   22693.27                   21939.39                 21425.64
 2/29/2000          35651.21                   27769.16                   23633.51                 22473.04
 3/31/2000          30919.04                   26853.56                   24937.85                 24081.57
 4/30/2000          25922.13                   24140.01                   23437.67                 22935.66
 5/31/2000          23249.51                   22332.54                   22045.82                 21780.71
 6/30/2000          29089.59                   25066.43                   23504.09                 23431.42
 7/31/2000          28047.90                   24213.50                   22971.63                 22454.62
 8/31/2000          32092.74                   27461.04                   24973.09                 24487.74
 9/30/2000          31006.73                   26396.99                   23264.33                 22171.33
10/31/2000          27593.55                   24413.77                   22131.81                 21122.23
11/30/2000          21797.80                   19666.05                   19186.17                 18008.67
12/31/2000          23348.37                   20902.01                   19278.72                 17438.85
 1/31/2001          23777.61                   21531.45                   19862.68                 18643.62
 2/28/2001          20038.71                   18230.72                   17032.90                 15478.46
 3/31/2001          16875.89                   15969.26                   15426.43                 13794.13
 4/30/2001          19632.06                   18084.85                   17156.26                 15538.71
 5/31/2001          20147.83                   18078.80                   17047.03                 15310.03
 6/30/2001          20464.23                   17989.05                   16506.17                 14955.47
 7/31/2001          18916.13                   17083.16                   15858.66                 14581.70
 8/31/2001          17221.14                   15826.62                   14543.89                 13389.28
 9/30/2001          14769.05                   13456.21                   13078.33                 12052.48
10/31/2001          15853.84                   14335.67                   13619.42                 12684.81
11/30/2001          17379.34                   15571.95                   14847.28                 13903.38
12/31/2001          17876.54                   16108.10                   14940.30                 13877.25
 1/31/2002          17029.04                   15489.03                   14506.73                 13632.09
 2/28/2002          15876.44                   14665.13                   13865.67                 13066.37
 3/31/2002          17051.64                   15610.33                   14481.16                 13518.31
 4/30/2002          16384.94                   15051.98                   13484.77                 12415.01
 5/31/2002          15729.54                   14646.48                   13210.74                 12114.66
 6/30/2002          14418.75                   13379.40                   12127.90                 10993.99
 7/31/2002          12983.65                   12003.38                   11120.29                 10389.60
 8/31/2002          13040.15                   11836.33                   11178.21                 10420.65
 9/30/2002          12622.06                   10997.83                   10185.27                  9339.73
10/31/2002          13017.55                   11598.25                   10983.47                 10196.48
11/30/2002          12983.65                   12255.93                   11480.42                 10750.30
12/31/2002          12384.76                   11515.59                   10651.77                 10007.71
 1/31/2003          12181.36                   11334.41                   10449.43                  9764.88
 2/28/2003          12079.66                   11189.09                   10349.14                  9720.03
 3/31/2003          12588.16                   11376.63                   10555.12                  9900.94
 4/30/2003          13254.85                   12161.58                   11354.77                 10632.98
 5/31/2003          14079.75                   13134.16                   11945.23                 11163.72
 6/30/2003          14271.85                   13356.90                   12052.51                 11317.44
 7/31/2003          14848.15                   13823.94                   12373.90                 11599.06
 8/31/2003          15175.85                   14521.43                   12685.72                 11887.54
 9/30/2003          14972.45                   14051.58                   12432.01                 11760.28
10/31/2003          16045.94                   15224.43                   13174.93                 12420.82
11/30/2003          15944.24                   15545.20                   13314.58                 12550.86
12/31/2003          16260.64                   15678.34                   13767.46                 12984.92

                             [END CHART]

  Data represent the last business day of each month.
* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE, THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE AND THE RUSSELL 1000 GROWTH INDEX.

THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MID-CAP GROWTH FUNDS, AND THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS. THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE HAS REPLACED THE LIPPER VARIABLE ANNUITY MID-CAP GROWTH FUNDS AVERAGE. THE CHANGE TO THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE WAS MADE BECAUSE MARSICO (SEE "PORTFOLIO STRATEGY" ON NEXT PAGE) USES AN INVESTMENT STYLE MORE CLOSELY CORRELATED TO THE MANAGEMENT STYLE WITHIN THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
----------------------------------------------------------------------
ONE-YEAR:                                                       31.30%
THREE-YEAR:                                                    -11.36%
FIVE-YEAR:                                                       2.74%
SINCE INCEPTION MAY 1, 1997:                                     7.56%

THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)           DECEMBER 31, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2003, the USAA Life Aggressive Growth Fund had a total return of 31.30%. This compares to a total return of 28.37% for the Lipper Variable Annuity Large-Cap Growth Funds Average and 29.75% for the Russell 1000 Growth Index.

PORTFOLIO STRATEGY
Among the areas that led to the Fund's strong performance were positions in biotechnology companies. Genentech, Inc., in particular, rose by more than 180% during the period in which it was owned by the Fund. Retailing holdings, which included Tiffany & Co. and Lowe's Companies, Inc., were also strong performers for the Fund, as were homebuilding-related holdings such as Lennar Corp. "A".

The Fund's relative performance was helped by several individual investments, including UnitedHealth Group, Inc., Citigroup, Inc. and Nextel Communications, Inc. "A". Certain technology-related investments contributed meaningfully to performance, including Electronic Arts, Inc., Cisco Systems, Inc., Intel Corp. and Dell, Inc.

An underweight posture in the Consumer Staples sector also proved beneficial. While the Russell 1000 Growth Consumer Staples sector posted an absolute return of 16%, this lagged the performance of the overall index, so the Fund's minimal exposure helped relative results.

The fact that the Fund was underweight, on average, in the technology sector detracted from relative performance, particularly in the semi-conductor industry. In aggregate, stock selection within the technology sector detracted from performance. While certain holdings such as Intel Corp. performed strongly, the Fund was hurt by investments made in Intuit, Microsoft and Hewlett-Packard. (Intuit, Microsoft and Hewlett-Packard were not held in the Fund as of December 31, 2003.)

Other areas that had a negative impact on relative performance included select hotels/casinos (e.g., MGM Grand), aerospace/defense positions (e.g., Lockheed Martin Corp.), and health care companies (e.g., HCA and Eli Lilly & Co.). (MGM Grand and HCA were not held in the Fund as of December 31, 2003.)

As of December 31, 2003, the Fund's primary sector allocations were in health care, information technology, financials, consumer discretionary, and industrials. The Fund had little or no exposure in areas such as energy, utilities, and materials.

-----------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
-----------------------------------------------

                                       % OF
                                     NET ASSETS
Semiconductors                          7.5%
Biotechnology                           7.4
Communications Equipment                7.0
Health Care Equipment                   6.8
Managed Health Care                     5.2
Consumer Finance                        5.1
Other Diversified Financial Services    5.0
Construction & Farm
Machinery & Heavy Trucks                4.1
Health Care Services                    4.1
Thrifts & Mortgage Finance              4.1
-----------------------------------------------

-----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
-----------------------------------------------

                                       % OF
                                     NET ASSETS
Intel Corp.                             6.2%
Genentech, Inc.                         5.4
UnitedHealth Group, Inc.                5.2
SLM Corp.                               5.1
Citigroup, Inc.                         5.0
Cisco Systems, Inc.                     4.4
Caterpillar, Inc.                       4.1
Electronic Arts, Inc.                   4.0
Boston Scientific Corp.                 3.7
Merrill Lynch & Co., Inc.               3.5
-----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
  DECEMBER 31, 2003                    AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN APPROXIMATELY 60% EQUITY SECURITIES (SELECTED FOR THEIR POTENTIAL RETURN) AND APPROXIMATELY 40% IN DEBT SECURITIES OF VARYING MATURITIES.

             COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

       [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                 USAA LIFE DIVERSIFIED       LIPPER VARIABLE ANNUITY       LEHMAN BROTHERS U.S.       RUSSELL 3000(R)
                      ASSETS FUND            BALANCED FUNDS AVERAGE*       AGGREGATE BOND INDEX           INDEX
                 ---------------------       -----------------------       --------------------       ---------------
  1/1/1995           $ 10000.00                  $ 10000.00                   $ 10000.00               $ 10000.00
 1/31/1995             10120.00                    10121.94                     10197.90                 10219.11
 2/28/1995             10330.00                    10413.65                     10440.37                 10636.01
 3/31/1995             10550.00                    10610.11                     10504.42                 10900.58
 4/30/1995             10860.00                    10808.71                     10651.15                 11185.58
 5/31/1995             11240.00                    11178.27                     11063.32                 11591.93
 6/30/1995             11300.00                    11402.38                     11144.43                 11927.15
 7/31/1995             11450.00                    11663.00                     11119.54                 12406.09
 8/31/1995             11640.00                    11753.63                     11253.74                 12516.20
 9/30/1995             11970.00                    12010.56                     11363.22                 13001.19
10/31/1995             11890.00                    11979.27                     11511.00                 12888.91
11/30/1995             12270.00                    12335.54                     11683.49                 13460.55
12/31/1995             12633.12                    12484.64                     11847.46                 13680.42
 1/31/1996             12833.81                    12713.31                     11926.13                 14077.50
 2/29/1996             12844.38                    12753.96                     11718.83                 14285.15
 3/31/1996             13108.45                    12812.20                     11637.37                 14428.75
 4/30/1996             13002.82                    12921.56                     11571.92                 14702.34
 5/31/1996             13150.70                    13090.36                     11548.42                 15078.60
 6/30/1996             13340.83                    13096.88                     11703.51                 15029.91
 7/31/1996             13002.82                    12755.27                     11735.54                 14243.12
 8/31/1996             13192.95                    12994.91                     11715.87                 14675.20
 9/30/1996             13678.84                    13521.89                     11920.04                 15473.90
10/31/1996             14059.10                    13762.98                     12184.08                 15756.77
11/30/1996             14650.62                    14369.72                     12392.78                 16868.21
12/31/1996             14440.15                    14151.42                     12277.55                 16665.05
 1/31/1997             14808.13                    14591.40                     12315.15                 17587.26
 2/28/1997             14964.24                    14555.91                     12345.78                 17606.48
 3/31/1997             14573.96                    14114.48                     12208.97                 16809.79
 4/30/1997             14941.93                    14557.12                     12391.74                 17637.80
 5/31/1997             15616.42                    15181.74                     12508.88                 18842.44
 6/30/1997             16051.17                    15645.93                     12657.35                 19625.76
 7/31/1997             16863.45                    16560.23                     12998.68                 21164.32
 8/31/1997             16337.18                    16049.08                     12887.80                 20305.92
 9/30/1997             16966.41                    16656.46                     13077.87                 21457.34
10/31/1997             16783.36                    16389.21                     13267.60                 20736.60
11/30/1997             17183.79                    16635.93                     13328.69                 21530.56
12/31/1997             17428.84                    16846.15                     13462.89                 21961.83
 1/31/1998             17609.39                    16992.70                     13635.73                 22075.65
 2/28/1998             18319.54                    17677.24                     13625.46                 23654.84
 3/31/1998             18813.04                    18209.98                     13672.28                 24827.19
 4/30/1998             18849.15                    18331.88                     13743.65                 25071.30
 5/31/1998             18817.00                    18198.69                     13874.02                 24452.61
 6/30/1998             18913.38                    18614.32                     13991.68                 25279.42
 7/31/1998             18503.79                    18412.42                     14021.44                 24820.42
 8/31/1998             16973.85                    16801.37                     14249.63                 21018.27
 9/30/1998             17576.19                    17556.16                     14583.30                 22452.02
10/31/1998             18142.38                    18176.78                     14506.20                 24156.27
11/30/1998             18865.19                    18872.50                     14588.53                 25633.71
12/31/1998             19107.81                    19609.71                     14632.39                 27262.94
 1/31/1999             19171.21                    20022.92                     14736.82                 28189.12
 2/28/1999             18981.02                    19472.94                     14479.57                 27190.63
 3/31/1999             19488.19                    20018.53                     14559.81                 28188.33
 4/30/1999             20730.77                    20626.30                     14605.93                 29460.70
 5/31/1999             20608.25                    20273.91                     14478.00                 28900.78
 6/30/1999             21123.79                    20927.50                     14431.88                 30361.30
 7/31/1999             20608.25                    20512.97                     14370.43                 29440.68
 8/31/1999             20309.78                    20278.75                     14363.12                 29105.92
 9/30/1999             19848.50                    20070.07                     14529.87                 28362.01
10/31/1999             20255.51                    20704.74                     14583.48                 30141.05
11/30/1999             20214.81                    20955.66                     14582.44                 30984.59
12/31/1999             20555.48                    21726.81                     14512.12                 32961.64
 1/31/2000             20008.88                    21165.93                     14464.60                 31669.50
 2/29/2000             19478.85                    21186.40                     14639.53                 31963.04
 3/31/2000             20919.88                    22354.61                     14832.38                 34466.98
 4/30/2000             20886.76                    21883.66                     14789.91                 33252.36
 5/31/2000             20918.49                    21548.44                     14783.13                 32318.40
 6/30/2000             21117.40                    22047.42                     15090.69                 33275.27
 7/31/2000             20885.34                    21982.06                     15227.67                 32687.13
 8/31/2000             21465.49                    22956.27                     15448.38                 35111.28
 9/30/2000             21051.10                    22370.89                     15545.50                 33521.52
10/31/2000             21216.86                    22262.86                     15648.37                 33044.23
11/30/2000             21017.95                    21402.65                     15904.24                 29998.49
12/31/2000             21382.61                    21875.67                     16199.27                 30502.62
 1/31/2001             23007.03                    22352.91                     16464.18                 31546.07
 2/28/2001             22542.91                    21428.60                     16607.61                 28663.78
 3/31/2001             22261.12                    20683.58                     16690.98                 26795.30
 4/30/2001             23189.36                    21539.04                     16621.71                 28944.15
 5/31/2001             23791.38                    21693.89                     16721.96                 29176.62
 6/30/2001             23473.42                    21396.92                     16785.15                 28638.63
 7/31/2001             23884.90                    21393.04                     17160.42                 28166.64
 8/31/2001             23529.53                    20767.12                     17356.93                 26503.79
 9/30/2001             22238.96                    19774.26                     17559.18                 24165.49
10/31/2001             22650.44                    20178.38                     17926.62                 24727.73
11/30/2001             23978.42                    20941.45                     17679.46                 26632.33
12/31/2001             24240.28                    21027.01                     17567.19                 27007.72
 1/31/2002             23997.13                    20865.53                     17709.40                 26669.05
 2/28/2002             23660.45                    20708.67                     17881.02                 26123.69
 3/31/2002             24296.39                    21083.86                     17583.55                 27269.09
 4/30/2002             23810.09                    20577.44                     17924.53                 25838.44
 5/31/2002             24070.30                    20532.88                     18076.83                 25539.08
 6/30/2002             22514.12                    19677.39                     18233.14                 23700.66
 7/31/2002             21463.19                    18810.25                     18453.15                 21816.38
 8/31/2002             21645.08                    18962.50                     18764.71                 21919.44
 9/30/2002             20472.89                    17918.98                     19068.62                 19616.36
10/31/2002             21180.25                    18584.29                     18981.76                 21178.34
11/30/2002             22150.34                    19192.83                     18976.72                 22459.87
12/31/2002             21483.40                    18716.75                     19368.70                 21190.10
 1/31/2003             21139.83                    18456.34                     19385.23                 20671.59
 2/28/2003             21119.62                    18374.17                     19653.46                 20331.51
 3/31/2003             21200.46                    18462.62                     19638.31                 20545.31
 4/30/2003             22251.39                    19405.16                     19800.36                 22223.00
 5/31/2003             23279.65                    20247.81                     20169.54                 23564.47
 6/30/2003             23551.56                    20381.65                     20129.51                 23882.47
 7/31/2003             23677.06                    20366.39                     19452.77                 24430.33
 8/31/2003             24032.63                    20711.05                     19581.92                 24971.71
 9/30/2003             24053.55                    20747.93                     20100.27                 24700.60
10/31/2003             24994.78                    21392.00                     19912.80                 26195.47
11/30/2003             25245.77                    21604.31                     19960.50                 26556.28
12/31/2003             25977.83                    22326.51                     20163.62                 27770.96

                             [END CHART]

  Data represent the last business day of each month.
* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND TWO INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE 1995 CALCULATIONS FOR ALL INDEXES AND AVERAGES ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE DIVERSIFIED ASSETS FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995 -- THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

-------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
-------------------------------------------------------------------
ONE-YEAR:                                                    20.92%
THREE-YEAR:                                                   6.70%
FIVE-YEAR:                                                    6.34%
SINCE INCEPTION JANUARY 5, 1995:                             11.20%

THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)           DECEMBER 31, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2003, the USAA Life Diversified Assets Fund had a total return of 20.92%. This compares to a total return of 18.97% for the Lipper Variable Annuity Balanced Funds Average, 4.10% for the Lehman
Brothers U.S. Aggregate Bond Index and 31.06% for the Russell 3000 Index.

PORTFOLIO STRATEGY
STOCKS - During the year, the Fund made positive decisions regarding sector allocations. It was overweight in the two best-performing sectors in its Russell 3000 benchmark--information technology and consumer discretionary--and underweight in the two worst-performing sectors--telecommunications and consumer staples. The Fund also had strong relative results in the financials sector.

Offsetting these positive results was relatively weaker stock selection within the information technology sector. The overall improvement in economic conditions changed the risk perception for many investors. As a result, the strongest performing stocks in these sectors were those with the most financial and operating leverage. The Fund had a bias toward high-quality holdings and, while they produced very strong absolute returns, they lagged behind the more speculative stocks in the benchmark.

Among the largest detractors from performance were Schering-Plough Corp., Baxter, and Safeway, Inc. Schering-Plough Corp. suffered from competitive pressure across key drug franchises. Baxter had weak earnings as a result of increased competition in one of its key growth products. Safeway, Inc. lowered earnings guidance because of increasing operating costs and declining margins resulting from competition from Wal-Mart Stores, Inc. Each of these three stocks was eliminated from the portfolio.

Looking into 2004, we believe the backdrop for the economy and the U.S. equity market is positive. Taxes and inflation are low, fiscal stimulus is high, and business and consumer confidence appears to be growing. In this environment, the Fund's investment posture has a cyclical bias.

BONDS - The bond portion of the Fund did extremely well in 2003, with the largest contributor to performance being our allocation to corporate bonds. As lower interest rates and an improving economy allowed corporations to repair their balance sheets, the spread (or interest rate differential) between corporate bonds and U.S. Treasuries narrowed and, as a result, corporate bonds outperformed Treasuries by a record amount. Performance was also helped by our holdings in Treasury inflation-protected securities (TIPS). Like regular U.S. Treasury securities, TIPS are backed by the full faith and credit of the U.S. government. However, unlike most other fixed-income securities, their principal is indexed to inflation. It is important to note that TIPS performed well in 2003 even though deflation, not inflation, was seen as the principal risk.

Going forward, the stronger economy may continue to help corporate bonds perform well. At the same time, we are mindful that good news on the economy may cause rates to rise. Therefore, as we move into the new year, we are attempting to strike the right balance by keeping our interest rate sensitivity low and by using our strong research and analytical capabilities to select and monitor individual corporate bonds for the Fund.

                   [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF DECEMBER 31, 2003
------------------------------------------
Stocks                             65.3%
Bonds                              30.2%
Money Market Instruments            4.2%

                             [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

-------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF DECEMBER 31, 2003
-------------------------------------------

                                    % OF
                                 NET ASSETS
El Paso Electric Co.,
First Mortgage Bond                 2.5%
Imperial Bancorp,
Subordinated Notes                  2.5
Detroit Edison
Securitization Funding, LLC         2.4
Devon Financing Corp.,
ULC, Notes                          2.4
Waste Management, Inc.,
Senior Notes                        2.4
-------------------------------------------

-------------------------------------------
TOP 10 INDUSTRIES*
AS OF DECEMBER 31, 2003
-------------------------------------------

                                    % OF
                                 NET ASSETS
Pharmaceuticals                     5.2%
Diversified Banks                   5.1
Consumer Finance                    3.7
Environmental Services              3.6
Oil & Gas Exploration & Production  3.5
Metal & Glass Containers            3.2
Electric Utilities                  3.0
Industrial Conglomerates            2.7
Regional Banks                      2.7
Semiconductors                      2.6
-------------------------------------------

-------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
-------------------------------------------

                                    % OF
                                 NET ASSETS
Citigroup, Inc.                     2.1%
Microsoft Corp.                     2.1
Pfizer, Inc.                        2.0
General Electric Co.                1.6
American International Group, Inc.  1.5
Exxon Mobil Corp.                   1.3
Time Warner, Inc.                   1.2
Intel Corp.                         1.1
Merrill Lynch & Co., Inc.           1.1
Abbott Laboratories                 1.0
-------------------------------------------

* 6.8% OF THE FUND IS IN U.S. GOVERNMENT INVESTMENTS AS OF DECEMBER 31, 2003.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                -----

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
  DECEMBER 31, 2003                       AN OVERVIEW
-------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

             COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

       [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                   USAA LIFE GROWTH          LIPPER VARIABLE ANNUITY        RUSSELL 3000
                   AND INCOME FUND         MULTI-CAP CORE FUNDS AVERAGE*       INDEX
                   ----------------        -----------------------------    ------------
  1/1/1995           $ 10,000                      $ 10,000                  $ 10,000
 1/31/1995             10,150                        10,009                    10,219
 2/28/1995             10,480                        10,354                    10,636
 3/31/1995             10,720                        10,657                    10,901
 4/30/1995             11,080                        10,920                    11,186
 5/31/1995             11,410                        11,268                    11,592
 6/30/1995             11,650                        11,692                    11,927
 7/31/1995             11,990                        12,272                    12,406
 8/31/1995             12,190                        12,386                    12,516
 9/30/1995             12,530                        12,684                    13,001
10/31/1995             12,230                        12,468                    12,889
11/30/1995             12,900                        12,900                    13,461
12/31/1995             13,172                        12,917                    13,680
 1/31/1996             13,475                        13,188                    14,077
 2/29/1996             13,632                        13,450                    14,285
 3/31/1996             14,124                        13,627                    14,429
 4/30/1996             14,301                        14,002                    14,702
 5/31/1996             14,489                        14,279                    15,079
 6/30/1996             14,500                        14,090                    15,030
 7/31/1996             13,841                        13,359                    14,243
 8/31/1996             14,343                        13,809                    14,675
 9/30/1996             15,033                        14,521                    15,474
10/31/1996             15,357                        14,667                    15,757
11/30/1996             16,340                        15,589                    16,868
12/31/1996             16,351                        15,387                    16,665
 1/31/1997             17,024                        16,117                    17,587
 2/28/1997             17,165                        16,002                    17,606
 3/31/1997             16,676                        15,335                    16,810
 4/30/1997             17,176                        15,946                    17,638
 5/31/1997             18,401                        17,101                    18,842
 6/30/1997             19,111                        17,733                    19,626
 7/31/1997             20,378                        19,158                    21,164
 8/31/1997             19,767                        18,615                    20,306
 9/30/1997             20,640                        19,577                    21,457
10/31/1997             19,810                        18,762                    20,737
11/30/1997             20,400                        19,123                    21,531
12/31/1997             20,671                        19,321                    21,962
 1/31/1998             20,510                        19,360                    22,076
 2/28/1998             21,993                        20,809                    23,655
 3/31/1998             23,132                        21,729                    24,827
 4/30/1998             23,270                        22,018                    25,071
 5/31/1998             22,689                        21,392                    24,453
 6/30/1998             22,700                        21,963                    25,279
 7/31/1998             21,525                        21,459                    24,820
 8/31/1998             18,244                        17,851                    21,018
 9/30/1998             18,838                        18,890                    22,452
10/31/1998             20,315                        20,398                    24,156
11/30/1998             21,537                        21,577                    25,634
12/31/1998             22,103                        22,932                    27,263
 1/31/1999             22,712                        23,852                    28,189
 2/28/1999             22,139                        22,924                    27,191
 3/31/1999             23,223                        23,856                    28,188
 4/30/1999             24,904                        25,048                    29,461
 5/31/1999             24,607                        24,871                    28,901
 6/30/1999             25,780                        26,383                    30,361
 7/31/1999             24,973                        25,708                    29,441
 8/31/1999             24,375                        25,288                    29,106
 9/30/1999             23,543                        24,725                    28,362
10/31/1999             24,509                        25,954                    30,141
11/30/1999             24,570                        26,971                    30,985
12/31/1999             25,346                        29,286                    32,962
 1/31/2000             24,278                        28,399                    31,670
 2/29/2000             23,088                        29,759                    31,963
 3/31/2000             25,697                        31,728                    34,467
 4/30/2000             25,724                        30,312                    33,252
 5/31/2000             25,931                        29,551                    32,318
 6/30/2000             25,836                        30,627                    33,275
 7/31/2000             25,294                        30,116                    32,687
 8/31/2000             26,595                        32,329                    35,111
 9/30/2000             25,606                        30,729                    33,522
10/31/2000             26,257                        30,456                    33,044
11/30/2000             25,321                        27,841                    29,998
12/31/2000             26,284                        28,931                    30,503
 1/31/2001             26,880                        30,083                    31,546
 2/28/2001             25,674                        27,818                    28,664
 3/31/2001             24,576                        26,085                    26,795
 4/30/2001             26,460                        28,233                    28,944
 5/31/2001             26,531                        28,469                    29,177
 6/30/2001             25,807                        28,072                    28,639
 7/31/2001             25,981                        27,597                    28,167
 8/31/2001             24,418                        26,050                    26,504
 9/30/2001             22,377                        23,213                    24,165
10/31/2001             22,666                        23,956                    24,728
11/30/2001             24,432                        25,823                    26,632
12/31/2001             24,736                        26,395                    27,008
 1/31/2002             24,331                        25,948                    26,669
 2/28/2002             24,041                        25,342                    26,124
 3/31/2002             24,780                        26,597                    27,269
 4/30/2002             23,520                        25,374                    25,838
 5/31/2002             23,337                        25,084                    25,539
 6/30/2002             21,603                        23,072                    23,701
 7/31/2002             20,021                        20,987                    21,816
 8/31/2002             20,096                        21,102                    21,919
 9/30/2002             18,046                        18,972                    19,616
10/31/2002             19,312                        20,193                    21,178
11/30/2002             20,684                        21,555                    22,460
12/31/2002             19,417                        20,244                    21,190
 1/31/2003             18,860                        19,798                    20,672
 2/28/2003             18,543                        19,493                    20,332
 3/31/2003             18,664                        19,568                    20,545
 4/30/2003             20,081                        21,147                    22,223
 5/31/2003             21,305                        22,656                    23,564
 6/30/2003             21,736                        22,968                    23,882
 7/31/2003             22,247                        23,497                    24,430
 8/31/2003             22,742                        24,262                    24,972
 9/30/2003             22,407                        23,933                    24,701
10/31/2003             23,892                        25,546                    26,195
11/30/2003             24,243                        26,014                    26,556
12/31/2003             25,250                        27,089                    27,771

                             [END CHART]

  Data represent the last business day of each month.
* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE 1995 CALCULATIONS FOR ALL INDICES ARE BASED ON A FULL CALENDAR YEAR 1995, WHEREAS THE CALCULATIONS FOR THE USAA LIFE GROWTH AND INCOME FUND ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

--------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------
ONE-YEAR:                                                     30.04%
THREE-YEAR:                                                   -1.33%
FIVE-YEAR:                                                     2.70%
SINCE INCEPTION JANUARY 5, 1995:                              10.85%

THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)          DECEMBER 31, 2003
-------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2003, the USAA Life Growth and Income Fund had a total return of 30.04%. This compares to a total return of 31.49% for the Lipper Variable Annuity Multi-Cap Core Funds Average and 31.06% for the Russell 3000 Index.

PORTFOLIO STRATEGY
During the year, the Fund made positive decisions regarding sector allocations. It was overweight in the two best-performing sectors in its Russell 3000 benchmark--information technology and consumer discretionary--and underweight in the two worst-performing sectors--telecommunications and consumer staples.

The Fund had strong relative results in the financials sector. Citigroup, Inc. and Merrill Lynch & Co., Inc. were top contributors because of their execution, expense control and exposure to improving conditions in global capital markets. The Fund's top absolute contributor to performance was Intel Corp., which benefited from the strong rally in semiconductor stocks.

Offsetting these positive results was relatively weaker stock selection within the information technology sector. The overall improvement in economic conditions changed the risk perception for many investors. As a result, the strongest performing stocks in these sectors were those with the most financial and operating leverage. The Fund had a bias toward high-quality holdings and, while they produced very strong absolute returns, they lagged behind the more speculative stocks in the benchmark in this environment.

Among the largest detractors from performance were Schering-Plough Corp., Baxter and Safeway, Inc. Schering-Plough Corp. suffered from competitive pressure across key drug franchises. Baxter had weak earnings results because of increased competition in one of its key growth products. Safeway, Inc. lowered earnings guidance because of increasing operating costs and declining margins that were due to competition from Wal-Mart Stores, Inc. Each of these three stocks was eliminated from the portfolio.

Looking into 2004, we believe the backdrop for the economy and the U.S. equity market is positive. Taxes and inflation are low, fiscal stimulus is high, and business and consumer confidence appears to be growing. In this environment, the Fund's investment posture has a cyclical bias. The largest overweight positions are in capital goods, media, materials and technology hardware. The largest underweight positions are in telecommunications services, utilities and banks.

----------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
----------------------------------------------

                                      % OF
                                    NET ASSETS
Pharmaceuticals                       7.9%
Industrial Conglomerates              4.1
Semiconductors                        3.9
Diversified Banks                     3.8
Communications Equipment              3.6
Other Diversified Financial Services  3.3
Systems Software                      3.3
Integrated Oil & Gas                  3.1
Computer Hardware                     3.0
Aerospace & Defense                   2.9
----------------------------------------------

----------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
----------------------------------------------

                                       % OF
                                    NET ASSETS
Citigroup, Inc.                       3.3%
Microsoft Corp.                       3.3
Pfizer, Inc.                          3.1
General Electric Co.                  2.5
American International Group, Inc.    2.3
Exxon Mobil Corp.                     2.0
Time Warner, Inc.                     1.8
Intel Corp.                           1.7
Merrill Lynch & Co., Inc.             1.7
Abbott Laboratories                   1.6
----------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
-------------------------------------------------------------------------------
  DECEMBER 31, 2003                   AN OVERVIEW
-------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN U. S. DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.

             COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

       [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                                                 LIPPER VARIABLE ANNUITY
                     USAA LIFE        LEHMAN BROTHERS U.S.        CORPORATE DEBT FUNDS
                    INCOME FUND       AGGREGATE BOND INDEX          A-RATED AVERAGE*
                    -----------       --------------------       -----------------------
  1/1/1995         $ 10,000.00          $ 10,000.00                 $ 10,000.00
 1/31/1995           10,290.00            10,197.90                   10,171.34
 2/28/1995           10,520.00            10,440.37                   10,399.36
 3/31/1995           10,530.00            10,504.42                   10,472.17
 4/30/1995           10,700.00            10,651.15                   10,615.75
 5/31/1995           11,210.00            11,063.32                   11,062.06
 6/30/1995           11,220.00            11,144.43                   11,149.57
 7/31/1995           11,200.00            11,119.54                   11,102.50
 8/31/1995           11,400.00            11,253.74                   11,250.62
 9/30/1995           11,650.00            11,363.22                   11,368.84
10/31/1995           11,870.00            11,511.00                   11,538.25
11/30/1995           12,100.00            11,683.49                   11,722.52
12/31/1995           12,388.66            11,847.46                   11,903.00
 1/31/1996           12,454.32            11,926.13                   11,963.06
 2/29/1996           12,027.50            11,718.83                   11,715.69
 3/31/1996           11,863.34            11,637.37                   11,629.90
 4/30/1996           11,688.24            11,571.92                   11,550.30
 5/31/1996           11,666.35            11,548.42                   11,528.02
 6/30/1996           11,863.34            11,703.51                   11,666.77
 7/31/1996           11,830.51            11,735.54                   11,696.85
 8/31/1996           11,786.73            11,715.87                   11,675.67
 9/30/1996           12,005.61            11,920.04                   11,881.38
10/31/1996           12,333.94            12,184.08                   12,147.19
11/30/1996           12,585.65            12,392.78                   12,372.38
12/31/1996           12,472.26            12,277.55                   12,254.41
 1/31/1997           12,519.73            12,315.15                   12,283.78
 2/28/1997           12,567.20            12,345.78                   12,321.14
 3/31/1997           12,329.86            12,208.97                   12,179.79
 4/30/1997           12,496.00            12,391.74                   12,345.97
 5/31/1997           12,642.12            12,508.88                   12,456.81
 6/30/1997           12,844.48            12,657.35                   12,617.29
 7/31/1997           13,225.41            12,998.68                   12,987.91
 8/31/1997           13,106.37            12,887.80                   12,840.01
 9/30/1997           13,380.17            13,077.87                   13,048.25
10/31/1997           13,570.63            13,267.60                   13,208.31
11/30/1997           13,725.39            13,328.69                   13,257.54
12/31/1997           13,919.15            13,462.89                   13,392.66
 1/31/1998           14,109.65            13,635.73                   13,557.66
 2/28/1998           14,084.25            13,625.46                   13,549.12
 3/31/1998           14,122.35            13,672.28                   13,596.01
 4/30/1998           14,173.15            13,743.65                   13,663.22
 5/31/1998           14,377.22            13,874.02                   13,805.14
 6/30/1998           14,568.23            13,991.68                   13,918.44
 7/31/1998           14,606.44            14,021.44                   13,933.95
 8/31/1998           14,810.19            14,249.63                   14,069.00
 9/30/1998           15,039.41            14,583.30                   14,378.27
10/31/1998           15,064.88            14,506.20                   14,243.05
11/30/1998           15,141.28            14,588.53                   14,378.72
12/31/1998           15,195.79            14,632.39                   14,444.09
 1/31/1999           15,279.51            14,736.82                   14,555.95
 2/28/1999           15,000.43            14,479.57                   14,254.47
 3/31/1999           15,000.43            14,559.81                   14,354.81
 4/30/1999           15,014.39            14,605.93                   14,401.40
 5/31/1999           14,812.55            14,478.00                   14,238.38
 6/30/1999           14,672.67            14,431.88                   14,173.76
 7/31/1999           14,560.78            14,370.43                   14,119.41
 8/31/1999           14,504.83            14,363.12                   14,085.74
 9/30/1999           14,658.69            14,529.87                   14,237.93
10/31/1999           14,686.66            14,583.48                   14,260.30
11/30/1999           14,630.71            14,582.44                   14,277.62
12/31/1999           14,411.84            14,512.12                   14,217.90
 1/31/2000           14,396.07            14,464.60                   14,173.78
 2/29/2000           14,632.59            14,639.53                   14,323.43
 3/31/2000           14,869.11            14,832.38                   14,497.73
 4/30/2000           14,806.04            14,789.91                   14,395.46
 5/31/2000           14,806.04            14,783.13                   14,343.58
 6/30/2000           15,152.93            15,090.69                   14,651.23
 7/31/2000           15,373.68            15,227.67                   14,775.66
 8/31/2000           15,610.20            15,448.38                   14,972.91
 9/30/2000           15,752.11            15,545.50                   15,063.29
10/31/2000           15,830.95            15,648.37                   15,107.52
11/30/2000           16,051.70            15,904.24                   15,332.96
12/31/2000           16,430.13            16,199.27                   15,638.33
 1/31/2001           16,729.72            16,464.18                   15,917.81
 2/28/2001           16,903.17            16,607.61                   16,060.85
 3/31/2001           17,060.84            16,690.98                   16,139.43
 4/30/2001           16,997.77            16,621.71                   16,059.38
 5/31/2001           17,117.20            16,721.96                   16,161.65
 6/30/2001           17,183.61            16,785.15                   16,211.10
 7/31/2001           17,631.88            17,160.42                   16,579.38
 8/31/2001           17,831.11            17,356.93                   16,746.90
 9/30/2001           18,013.74            17,559.18                   16,856.18
10/31/2001           18,262.78            17,926.62                   17,178.24
11/30/2001           17,847.71            17,679.46                   16,972.52
12/31/2001           17,615.28            17,567.19                   16,859.77
 1/31/2002           17,764.70            17,709.40                   16,972.64
 2/28/2002           17,864.31            17,881.02                   17,109.36
 3/31/2002           17,482.46            17,583.55                   16,844.01
 4/30/2002           17,665.08            17,924.53                   17,120.31
 5/31/2002           17,816.50            18,076.83                   17,259.62
 6/30/2002           17,992.90            18,233.14                   17,347.95
 7/31/2002           18,045.82            18,453.15                   17,498.01
 8/31/2002           18,380.98            18,764.71                   17,786.23
 9/30/2002           18,680.86            19,068.62                   18,055.22
10/31/2002           18,416.26            18,981.76                   17,928.22
11/30/2002           18,592.66            18,976.72                   17,967.01
12/31/2002           19,016.02            19,368.70                   18,327.86
 1/31/2003           19,086.59            19,385.23                   18,353.97
 2/28/2003           19,280.63            19,653.46                   18,603.30
 3/31/2003           19,280.63            19,638.31                   18,605.83
 4/30/2003           19,457.03            19,800.36                   18,804.00
 5/31/2003           19,821.86            20,169.54                   19,170.92
 6/30/2003           19,858.67            20,129.51                   19,148.37
 7/31/2003           19,104.08            19,452.77                   18,528.27
 8/31/2003           19,269.72            19,581.92                   18,644.85
 9/30/2003           19,803.46            20,100.27                   19,143.45
10/31/2003           19,711.43            19,912.80                   18,986.41
11/30/2003           19,785.05            19,960.50                   19,050.91
12/31/2003           19,950.70            20,163.62                   19,232.79

                             [END CHART]

  Data represent the last business day of each month.
* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE CALCULATIONS FOR THE LEHMAN BROTHERS AND LIPPER INDEXES ARE BASED ON A FULL CALENDAR YEAR IN 1995, WHEREAS THE USAA LIFE INCOME FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995--THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

---------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
---------------------------------------------------------------------
ONE-YEAR:                                                       4.92%
THREE-YEAR:                                                     6.69%
FIVE-YEAR:                                                      5.60%
SINCE INCEPTION JANUARY 5, 1995:                                7.99%

THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY
AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                           AN OVERVIEW (Continued)           DECEMBER 31, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2003, the USAA Life Income Fund had a total return of 4.92%. This compares to a total return of 4.71% for the Lipper Variable Annuity Corporate Debt Funds A-Rated Average and 4.10% for the Lehman Brothers U.S. Aggregate Bond Index.

PORTFOLIO STRATEGY
The largest contributor to the Fund's performance in 2003 was our allocation to corporate bonds. As lower interest rates and an improving economy allowed corporations to repair their balance sheets, the spread (or interest-rate differential) between corporate bonds and U.S. Treasuries narrowed and, as a result, corporate bonds outperformed Treasuries by a record amount. Performance was also helped by our holdings in Real Estate Investment Trust (REIT) preferred stock and in Treasury inflation-protected securities (TIPS). Like regular U.S. Treasury securities, TIPS are backed by the full faith and credit of the U.S. government. However, unlike most other fixed-income securities, their principal is indexed to inflation. It is important to note that TIPS performed well in 2003 even though deflation, not inflation, was seen as the principal risk.

The Fund's holdings in mortgage-backed securities detracted from relative performance in the first half of the year as interest rates fell and the mortgage refinancing boom continued. This translated into high prepayments on the Fund's mortgage holdings, which hurts performance in two ways. First, prepayment risk caps the price appreciation of mortgage-backed securities as interest rates fall. Second, as a Fund, we have to re-invest the prepaid proceeds at lower interest rates. As interest rates rose in the second half of the year, however, mortgage-backed securities showed their defensive nature and outperformed most other sectors of the bond market. Effectively, higher rates began to put a damper on mortgage refinancing, slowing prepayments and allowing us to re-invest at higher rates.

Going forward, the stronger economy may continue to help corporate bonds perform well. At the same time, we are mindful that good news on the economy may cause rates to rise. Therefore, as we move into the new year, we are attempting to strike the right balance by keeping our interest-rate sensitivity low and by using our strong research and analytical capabilities to select and monitor individual corporate bonds for the Fund.

-----------------------------------------------------
TOP 10 SECURITIES
AS OF DECEMBER 31, 2003
-----------------------------------------------------

                                 COUPON       % OF
                                  RATE     NET ASSETS
GNMA, Mortgage-Backed
Pass-Through, 2/15/33            5.50         5.2%

FNMA, Debenture, 10/15/07        6.63         4.7

Household Finance
Corp., Notes                     6.38         4.0

GNMA, Mortgage-Backed
Pass-Through, 4/15/28            6.00         3.8

GNMA, Mortgage-Backed
Pass-Through, 4/15/32            7.00         3.8

American Airlines, Pass-
Through Certificates, Series
2001-2, Class A-2, EETC          7.86         3.7

FNMA, Collateralized
Mortgage Obligation,
12/18/14                         7.00         3.7

SLM Corp., Notes                 5.38         3.7

U.S. Treasury Note, 11/15/06     2.63         3.7

FNMA, Mortgage-Backed
Pass-Through, 6/1/33             5.00         3.4
-----------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS OF A COMPLETE LIST OF THE FUND'S HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                   [PIE CHART OF ASSET ALLOCATION]

ASSET ALLOCATION
AS OF DECEMBER 31, 2003
------------------------------------------------------------
Corporate Obligations                                  34.8%
Agency Mortgage-Backed Securities                      29.0%
Common and Preferred Stocks                             8.5%
Agency Debentures and Other U.S. Government Agency      8.0%
Asset-Backed Securities                                 5.5%
Money Market Instruments                                4.3%
U.S. Treasury Note                                      3.7%
U.S. Treasury TIPS                                      3.6%
Municipal Bond                                          1.9%
------------------------------------------------------------

                             [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  DECEMBER 31, 2003                  AN OVERVIEW
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN (INCLUDING EMERGING MARKETS) AND DOMESTIC ISSUERS.

             COMPARISON OF FUND PERFORMANCE TO BENCHMARKS

       [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                       MORGAN STANLEY CAPITAL
                 USAA LIFE WORLD         INTERNATIONAL, INC.-        LIPPER VARIABLE ANNUITY
                   GROWTH FUND              WORLD INDEX                GLOBAL FUNDS AVERAGE*
                 ---------------       ----------------------        -----------------------
  1/1/1995         $ 10000.00              $ 10000.00                      $ 10000.00
 1/31/1995            9710.00                 9847.50                         9665.23
 2/28/1995            9790.00                 9988.67                         9738.28
 3/31/1995           10160.00                10467.69                         9990.01
 4/30/1995           10490.00                10830.07                        10260.04
 5/31/1995           10920.00                10920.27                        10430.58
 6/30/1995           11150.00                10914.45                        10561.25
 7/31/1995           11710.00                11458.09                        11094.37
 8/31/1995           11620.00                11200.36                        11040.90
 9/30/1995           11770.00                11524.16                        11219.82
10/31/1995           11480.00                11340.24                        11040.26
11/30/1995           11650.00                11731.52                        11169.64
12/31/1995           11955.58                12072.03                        11479.40
 1/31/1996           12321.79                12287.92                        11772.69
 2/29/1996           12558.74                12360.23                        11917.52
 3/31/1996           12849.56                12563.35                        12139.57
 4/30/1996           13463.49                12856.19                        12544.25
 5/31/1996           13592.74                12864.73                        12676.94
 6/30/1996           13614.28                12927.20                        12731.06
 7/31/1996           12935.72                12467.75                        12234.90
 8/31/1996           13334.24                12608.46                        12516.97
 9/30/1996           13668.14                13099.52                        12885.66
10/31/1996           13625.05                13188.37                        12905.36
11/30/1996           14379.01                13924.82                        13514.49
12/31/1996           14481.02                13699.20                        13573.73
 1/31/1997           15036.68                13861.73                        13854.21
 2/28/1997           15014.00                14018.57                        13974.04
 3/31/1997           14866.58                13738.66                        13836.38
 4/30/1997           15059.36                14185.12                        14009.28
 5/31/1997           15931.95                15058.09                        14873.40
 6/30/1997           16666.03                15806.53                        15515.59
 7/31/1997           17480.41                16531.95                        16213.33
 8/31/1997           16666.03                15423.44                        15292.14
 9/30/1997           17652.46                16258.74                        16244.05
10/31/1997           16631.62                15400.40                        15207.14
11/30/1997           16356.34                15670.30                        15209.30
12/31/1997           16520.55                15858.66                        15390.28
 1/31/1998           16557.70                16297.98                        15613.77
 2/28/1998           17808.50                17397.80                        16686.16
 3/31/1998           18836.39                18129.78                        17510.20
 4/30/1998           19146.00                18304.23                        17785.74
 5/31/1998           18815.03                18072.10                        17678.62
 6/30/1998           18765.29                18498.25                        17785.55
 7/31/1998           18504.14                18465.83                        17750.18
 8/31/1998           15407.68                16000.59                        15210.54
 9/30/1998           15320.63                16280.82                        15206.13
10/31/1998           16564.19                17749.82                        16131.98
11/30/1998           17297.89                18802.60                        16977.51
12/31/1998           18414.41                19718.35                        17891.39
 1/31/1999           18862.91                20147.25                        18260.17
 2/28/1999           18247.82                19608.45                        17562.19
 3/31/1999           19067.95                20422.00                        18174.15
 4/30/1999           19747.11                21224.20                        18986.10
 5/31/1999           19228.01                20445.78                        18428.79
 6/30/1999           20343.98                21396.54                        19518.24
 7/31/1999           20549.22                21329.46                        19652.94
 8/31/1999           20728.80                21288.65                        19710.37
 9/30/1999           20420.94                21079.33                        19717.53
10/31/1999           21062.31                22172.14                        20500.71
11/30/1999           22191.10                22793.02                        22343.93
12/31/1999           24109.10                24635.09                        25235.83
 1/31/2000           23112.73                23221.50                        24161.55
 2/29/2000           24094.00                23281.34                        26438.99
 3/31/2000           25120.57                24887.62                        26684.15
 4/30/2000           24335.55                23832.46                        25121.56
 5/31/2000           23794.81                23226.26                        24053.59
 6/30/2000           24832.68                24005.46                        25231.28
 7/31/2000           24023.75                23326.80                        24631.71
 8/31/2000           24939.52                24082.70                        25626.73
 9/30/2000           23321.66                22799.33                        24228.53
10/31/2000           22421.15                22414.53                        23576.91
11/30/2000           20833.81                21050.83                        22075.27
12/31/2000           21615.98                21388.59                        22731.51
 1/31/2001           22212.39                21800.46                        23174.57
 2/28/2001           19955.69                19955.65                        21238.51
 3/31/2001           18295.40                18641.55                        19673.21
 4/30/2001           19907.33                20015.70                        21215.11
 5/31/2001           19422.79                19754.87                        21062.36
 6/30/2001           18825.91                19133.15                        20453.06
 7/31/2001           18519.40                18877.41                        19908.13
 8/31/2001           17829.23                17968.53                        19078.82
 9/30/2001           16070.51                16382.82                        17032.34
10/31/2001           16651.37                16695.65                        17654.28
11/30/2001           17667.88                17680.83                        18741.50
12/31/2001           17914.16                17790.19                        19079.28
 1/31/2002           17375.75                17249.41                        18463.50
 2/28/2002           17375.75                17097.70                        18320.40
 3/31/2002           18273.09                17885.10                        19282.19
 4/30/2002           17783.63                17244.11                        18862.12
 5/31/2002           17828.47                17272.86                        18899.90
 6/30/2002           16799.91                16221.86                        17802.89
 7/31/2002           15232.57                14853.10                        16164.30
 8/31/2002           15395.83                14878.46                        16263.51
 9/30/2002           14204.00                13240.34                        14650.52
10/31/2002           15020.32                14215.94                        15379.55
11/30/2002           15542.77                14980.25                        16174.69
12/31/2002           15164.81                14252.41                        15445.42
 1/31/2003           14587.26                13818.08                        14941.73
 2/28/2003           14174.73                13576.25                        14579.85
 3/31/2003           14240.73                13531.43                        14471.53
 4/30/2003           15494.84                14730.57                        15688.61
 5/31/2003           16323.20                15569.24                        16741.67
 6/30/2003           16504.94                15836.73                        17081.66
 7/31/2003           16686.67                16156.47                        17499.45
 8/31/2003           16868.41                16503.55                        17956.35
 9/30/2003           17066.67                16602.88                        18072.02
10/31/2003           17925.78                17586.46                        19085.21
11/30/2003           18371.86                17852.27                        19384.28
12/31/2003           19479.82                18970.90                        20590.96

                             [END CHART]

  Data represent the last business day of each month.
* Total returns may change over time due to funds being added or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX AND THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE.

THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE 1995 CALCULATIONS FOR THE MORGAN STANLEY INDEX AND THE LIPPER GLOBAL FUNDS AVERAGE ARE BASED ON A FULL CALENDAR YEAR, WHEREAS THE USAA LIFE WORLD GROWTH FUND CALCULATIONS ARE BASED ON A STARTING DATE OF JANUARY 5, 1995 -- THE INCEPTION DATE OF THIS FUND. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2003
------------------------------------------------------------------------
ONE-YEAR:                                                     28.45%
THREE-YEAR:                                                   -3.41%
FIVE-YEAR:                                                     1.13%
SINCE INCEPTION JANUARY 5, 1995:                               7.70%

THE TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE, ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THEY DO NOT REFLECT INSURANCE CONTRACT CHARGES AT THE SEPARATE ACCOUNT LEVEL, SUCH AS THE MORTALITY AND EXPENSE CHARGE. IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. MORE SPECIFIC INFORMATION REGARDING THE FUND EXPENSES AND INSURANCE CONTRACT CHARGES CAN BE FOUND IN THE VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE PROSPECTUSES. PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. VARIABLE UNIVERSAL LIFE INVESTORS MAY ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF ALL APPLICABLE FEES AND CHARGES, INCLUDING THE COST OF INSURANCE AND OTHER VARIABLES.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                             AN OVERVIEW (Continued)         DECEMBER 31, 2003
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2003, USAA Life World Growth Fund had a total return of 28.45%. This compares to a total return of 33.11% for the Morgan Stanley Capital International (MSCI) World Index and 33.65% for the Lipper Variable Annuity Global Funds Average.

PORTFOLIO STRATEGY
An underweighting in technology, the market's strongest sector over the period, was a key factor in the Fund's relative underperformance. We did not own American technology giants Intel and Cisco, whose stocks rose sharply during the rally, because our research indicated that these stocks were somewhat expensive relative to their long-term growth prospects. However, French information technology holding Cap Gemini Ernst & Young was one of the portfolio's top-performing holdings, which we sold when it reached our target price.

Stock selection in the basic materials sector was a significant detractor from performance. Syngenta A.G., a Swiss agricultural chemical firm that helped performance in previous periods, stumbled in February as earnings were hurt by competition-related pricing pressure, higher pension fund costs and the stronger euro. We subsequently reduced our Syngenta A.G. holdings significantly and sold all of our stock in Akso Nobel N.V., a Netherlands-based chemical and pharmaceutical firm that experienced problems in its drug business. Elsewhere in basic materials, the Fund's positions in industrial gases underperformed the overall market. However, we still like these companies because their customers encompass a broad range of industries, and they have been able to sustain profitability and raise prices at a time few global industries have pricing power.

Relative performance was also held back by an overweight position in consumer staples, which underperformed as the market rotated to favor more economically sensitive areas such as technology.

Retailing, utilities and communications were the Fund's strongest performing sectors. Strong consumer spending helped holding Next plc, a U.K. fashion retailer, perform well, while in the U.S. our position in Home Depot, Inc. benefited from a booming housing market. Avoiding Wal-Mart Stores, Inc., the world's largest retailer, helped performance, as the stock was largely left behind during the 2003 rally. In utilities and communications, Spanish telecommunications firm Telefonica S.A. and Japanese cellular provider KDDI Corp. were strong performers.

In the energy sector, our research indicated that major oil companies were experiencing difficulty in finding new sources of oil. We therefore avoided Exxon Mobil and Royal Dutch Petroleum, which helped relative performance as these stocks underperformed. In financial services, Australian insurer QBE Insurance Group Ltd. contributed strongly to performance. In the leisure sector, U.K. broadcast company Granada plc rose sharply as the firm received government approval to merge with Carlton Communications to become the U.K.'s sole independent television network.

Stock-picking in health care contributed to performance as we largely avoided Merck, which declined over the period, and were overweight in Swiss medical devices firm Synthes-Stratec, Inc., which appreciated sharply.

------------------------------------------------
TOP 10 INDUSTRIES OF
EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
------------------------------------------------

                                         % OF
                                      NET ASSETS
Pharmaceuticals                         11.5%

Integrated Telecommunication Services    7.2

Diversified Banks                        6.7

Industrial Gases                         4.9

Apparel Retail                           4.1

Movies & Entertainment                   4.1

Electronic Equipment Manufacturers       3.0

Household Products                       3.0

Oil & Gas Exploration & Production       2.7

Integrated Oil & Gas                     2.6
------------------------------------------------

------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2003
------------------------------------------------

                                         % OF
                                      NET ASSETS
Reckitt Benckiser plc                    3.0%

Sanofi-Synthelabo S.A.                   2.5

L'Air Liquide S.A.                       2.4

Novartis AG                              2.1

Time Warner, Inc.                        1.9

Diageo plc                               1.7

Johnson & Johnson, Inc.                  1.6

Telefonica S.A.                          1.6

Praxair, Inc.                            1.5

Reed Elsevier N.V.                       1.5
------------------------------------------------

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
  DECEMBER 31, 2003          AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

   [PIE CHART OF COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS]

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2003
-----------------------------------------------------
United States                  29.9%
United Kingdom                 16.2%
France                         10.9%
Other*                          9.7%
Japan                           9.0%
Switzerland                     8.1%
Spain                           2.6%
Canada                          2.6%
Singapore                       2.5%
Australia                       2.4%
Netherlands                     2.3%
Bermuda                         2.1%
Korea                           2.0%

                             [END CHART]

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S ASSETS AND MONEY MARKET INSTRUMENTS.

  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                                ------

                                  THIS PAGE LEFT BLANK INTENTIONALLY

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA LIFE INVESTMENT TRUST:

We have audited the accompanying statements of assets and liabilities of USAA Life Investment Trust (comprised of USAA Life Aggressive Growth Fund, USAA Life Diversified Assets Fund, USAA Life Growth and Income Fund, USAA Life Income Fund, and USAA Life World Growth Fund; the "Funds"), including the portfolios of investments, as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2001 were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting USAA Life Investment Trust as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                            /s/ ERNST & YOUNG LLP

San Antonio, Texas
February 6, 2004

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
----------      --------                                                           ----------
                 COMMON STOCKS (95.4%)

           AEROSPACE & DEFENSE (1.8%)
   3,267   Honeywell International, Inc.                                           $      109
   5,042   Lockheed Martin Corp.                                                          259
                                                                                   ----------
                                                                                          368
                                                                                   ----------
           AIR FREIGHT & LOGISTICS (3.2%)
   9,514   FedEx Corp.                                                                    642
                                                                                   ----------
           AIRLINES (0.7%)
   2,914   Ryanair Holdings plc ADR (Ireland)*                                            148
                                                                                   ----------
           AUTOMOBILE MANUFACTURERS (0.1%)
     300   Bayerische Motoren Werke AG (Germany)                                           14
                                                                                   ----------
           BIOTECHNOLOGY (7.4%)
   6,513   Amgen, Inc.*                                                                   402
  11,767   Genentech, Inc.*                                                             1,101
                                                                                   ----------
                                                                                        1,503
                                                                                   ----------
           BREWERS (1.4%)
   5,462   Anheuser-Busch Companies, Inc.                                                 288
                                                                                   ----------
           COMMUNICATIONS EQUIPMENT (7.0%)
  36,524   Cisco Systems, Inc.*                                                           887
   9,641   QUALCOMM, Inc.                                                                 520
                                                                                   ----------
                                                                                        1,407
                                                                                   ----------
           COMPUTER HARDWARE (3.3%)
  19,485   Dell, Inc.*                                                                    662
                                                                                   ----------
           COMPUTER STORAGE & PERIPHERALS (1.8%)
  28,334   EMC Corp.*                                                                     366
                                                                                   ----------
           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (4.1%)
   9,996   Caterpillar, Inc.                                                              830
                                                                                   ----------
           CONSUMER FINANCE (5.1%)
  27,478   SLM Corp.                                                                    1,035
                                                                                   ----------
           FOOTWEAR (0.6%)
   1,662   Nike, Inc. "B"                                                                 114
                                                                                   ----------
           HEALTH CARE EQUIPMENT (6.8%)
  20,596   Boston Scientific Corp.*                                                       757
   8,877   Zimmer Holdings, Inc.*                                                         625
                                                                                   ----------
                                                                                        1,382
                                                                                   ----------
           HEALTH CARE SERVICES (4.1%)
  22,022   Caremark Rx, Inc.*                                                             558
   3,649   Quest Diagnostics, Inc.*                                                       267
                                                                                   ----------
                                                                                          825
                                                                                   ----------
           HOME ENTERTAINMENT SOFTWARE (4.0%)
  16,994   Electronic Arts, Inc.*                                                         812
                                                                                   ----------
           HOME IMPROVEMENT RETAIL (3.4%)
  12,266   Lowe's Companies, Inc.                                                         679
                                                                                   ----------
           HOMEBUILDING (2.4%)
   4,480   Lennar Corp. "A"                                                               430
     359   Lennar Corp. "B"                                                                33
     505   M.D.C. Holdings, Inc.                                                           32
                                                                                   ----------
                                                                                          495
                                                                                   ----------
           HOTELS, RESORTS, & CRUISE LINES (1.1%)
   4,542   Four Seasons Hotels, Inc. (Canada)                                             232
                                                                                   ----------
           HOUSEHOLD PRODUCTS (2.3%)
   4,565   Procter & Gamble Co.                                                           456
                                                                                   ----------
           INDUSTRIAL CONGLOMERATES (2.6%)
  14,115   General Electric Co.                                                           437
   3,264   Tyco International Ltd.                                                         87
                                                                                   ----------
                                                                                          524
                                                                                   ----------
           INVESTMENT BANKING & BROKERAGE (3.5%)
  12,191   Merrill Lynch & Co., Inc.                                                      715
                                                                                   ----------
           MANAGED HEALTH CARE (5.2%)
  18,026   UnitedHealth Group, Inc.                                                     1,049
                                                                                   ----------
           MOTORCYCLE MANUFACTURERS (0.4%)
   1,607   Harley Davidson, Inc.                                                           76
                                                                                   ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (5.0%)
  20,729   Citigroup, Inc.                                                              1,006
                                                                                   ----------
           PHARMACEUTICALS (1.6%)
   4,617   Eli Lilly & Co.                                                                325
                                                                                   ----------
           SEMICONDUCTORS (7.5%)
  38,697   Intel Corp.                                                                  1,246
   5,557   Maxim Integrated Products, Inc.                                                277
                                                                                   ----------
                                                                                        1,523
                                                                                   ----------
           SPECIALTY STORES (2.7%)
  11,894   Tiffany & Co.                                                                  538
                                                                                   ----------
           THRIFTS & MORTGAGE FINANCE (4.1%)
   2,991   Countrywide Financial Corp.                                                    227
   8,094   Fannie Mae                                                                     607
                                                                                   ----------
                                                                                          834
                                                                                   ----------
           WIRELESS TELECOMMUNICATION SERVICES (2.2%)
  15,654   Nextel Communications, Inc. "A"*                                               439
                                                                                   ----------
           Total common stocks (cost: $14,939)                                         19,287
                                                                                   ----------
            MONEY MARKET INSTRUMENTS (4.9%)

           MONEY MARKET FUNDS
 490,425   SSgA Money Market Fund, 0.72%(a)                                               491
 490,425   SSgA Prime Money Market Fund, 0.93%(a)                                         490
                                                                                   ----------
           Total money market instruments (cost: $981)                                    981
                                                                                   ----------
           Total investments (cost: $15,920)                                       $   20,268
                                                                                   ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
----------      --------                                                           ----------
                 COMMON STOCKS (65.3%)

           ADVERTISING (1.0%)
   5,600   Lamar Advertising Co. *                                                 $      209
   2,900   Omnicom Group, Inc.                                                            253
                                                                                   ----------
                                                                                          462
                                                                                   ----------
           AEROSPACE & DEFENSE (1.9%)
   3,000   General Dynamics Corp.                                                         271
   5,800   Lockheed Martin Corp.                                                          298
     300   Precision Castparts Corp.                                                       14
   3,500   United Technologies Corp.                                                      332
                                                                                   ----------
                                                                                          915
                                                                                   ----------
           AIR FREIGHT & LOGISTICS (0.7%)
   4,400   EGL, Inc. *                                                                     77
   3,900   FedEx Corp.                                                                    263
                                                                                   ----------
                                                                                          340
                                                                                   ----------
           AIRLINES (0.0%)(i)
     775   JetBlue Airways Corp. *                                                         21
                                                                                   ----------
           ALUMINUM (0.9%)
  10,800   Alcoa, Inc.                                                                    410
                                                                                   ----------
           APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
   1,520   Coach, Inc. *                                                                   57
   1,900   Columbia Sportswear Co. *                                                      104
   3,510   Liz Claiborne, Inc.                                                            124
                                                                                   ----------
                                                                                          285
                                                                                   ----------
           APPAREL RETAIL (1.2%)
   1,800   American Eagle Outfitters, Inc. *                                               30
   3,450   Chico's FAS, Inc. *                                                            127
  11,900   Gap, Inc.                                                                      276
   6,525   Pacific Sunwear of California, Inc. *                                          138
                                                                                   ----------
                                                                                          571
                                                                                   ----------
           APPLICATION SOFTWARE (0.4%)
   3,710   Cadence Design Systems, Inc. *                                                  67
   1,380   Manhattan Associates, Inc. *                                                    38
   4,500   Siebel Systems, Inc. *                                                          62
                                                                                   ----------
                                                                                          167
                                                                                   ----------
           ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   4,200   Federated Investors, Inc. "B"                                                  123
   2,800   Legg Mason, Inc.                                                               216
                                                                                   ----------
                                                                                          339
                                                                                   ----------
           AUTO PARTS & EQUIPMENT (0.2%)
   1,790   Lear Corp. *                                                                   110
                                                                                   ----------
           BIOTECHNOLOGY (0.8%)
   7,650   Albany Molecular Research, Inc. *                                              115
   1,100   Genzyme Corp. *                                                                 54
  11,000   Millennium Pharmaceuticals, Inc. *                                             206
                                                                                   ----------
                                                                                          375
                                                                                   ----------
           BROADCASTING & CABLE TV (1.3%)
  12,000   Comcast Corp. "A" *                                                            375
   6,400   EchoStar Communications Corp. "A" *                                            218
                                                                                   ----------
                                                                                          593
                                                                                   ----------
           BUILDING PRODUCTS (0.4%)
   6,200   Masco Corp.                                                                    170
                                                                                   ----------
           CASINOS & GAMING (0.2%)
   2,680   International Game Technology, Inc.                                             96
                                                                                   ----------
           COMMUNICATIONS EQUIPMENT (2.4%)
   4,400   Andrew Corp. *                                                                  51
  10,600   Brocade Communications Systems, Inc. *                                          61
  16,100   Cisco Systems, Inc. *                                                          391
   2,900   Comverse Technology, Inc. *                                                     51
  13,900   Corning, Inc. *                                                                145
  10,300   Motorola, Inc.                                                                 145
  10,300   Polycom, Inc. *                                                                201
   7,050   Tekelec, Inc. *                                                                110
                                                                                   ----------
                                                                                        1,155
                                                                                   ----------
           COMPUTER HARDWARE (1.9%)
   3,800   Dell, Inc. *                                                                   129
  17,300   Hewlett-Packard Co.                                                            397
   4,300   IBM Corp.                                                                      399
                                                                                   ----------
                                                                                          925
                                                                                   ----------
           COMPUTER STORAGE & PERIPHERALS (0.1%)
   4,700   Western Digital Corp. *                                                         55
                                                                                   ----------
           CONSUMER FINANCE (0.3%)
   3,000   American Express Co.                                                           145
                                                                                   ----------
           DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
   1,850   CheckFree Corp. *                                                               51
   5,500   First Data Corp.                                                               226
   9,300   SunGard Data Systems, Inc. *                                                   258
                                                                                   ----------
                                                                                          535
                                                                                   ----------
           DEPARTMENT STORES (0.3%)
   2,700   Federated Department Stores, Inc.                                              127
                                                                                   ----------
           DISTILLERS & VINTNERS (0.2%)
   3,210   Constellation Brands, Inc. "A" *                                               106
                                                                                   ----------
           DIVERSIFIED BANKS (2.5%)
   5,500   Bank of America Corp.                                                          442
   9,400   Bank One Corp.                                                                 429
   7,200   Wachovia Corp.                                                                 335
                                                                                   ----------
                                                                                        1,206
                                                                                   ----------
           DIVERSIFIED CHEMICALS (0.5%)
   4,800   Du Pont (E.I.) De Nemours & Co.                                                220
                                                                                   ----------
           DIVERSIFIED COMMERCIAL SERVICES (0.8%)
   3,450   ARAMARK Corp. "B"                                                               94
   5,300   ChoicePoint, Inc. *                                                            202
   1,400   ITT Educational Services, Inc. *                                                66
     490   University of Phoenix Online *                                                  34
                                                                                   ----------
                                                                                          396
                                                                                   ----------
           ELECTRIC UTILITIES (0.5%)
   2,950   Black Hills Corp.                                                               88
   2,500   Exelon Corp.                                                                   166
                                                                                   ----------
                                                                                          254
                                                                                   ----------

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
----------      --------                                                           ----------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
  11,500   American Power Conversion Corp.                                         $      281
                                                                                   ----------
           ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
   5,150   Waters Corp. *                                                                 171
                                                                                   ----------
           ELECTRONIC MANUFACTURING SERVICES (0.2%)
   6,750   Sanmina-SCI Corp. *                                                             85
                                                                                   ----------
           ENVIRONMENTAL SERVICES (0.2%)
   2,700   Waste Management, Inc.                                                          80
                                                                                   ----------
           EXCHANGE-TRADED FUND (0.7%)
   3,100   MidCap SPDR Trust Series 1                                                     327
                                                                                   ----------
           GENERAL MERCHANDISE STORES (0.3%)
   4,200   Target Corp.                                                                   161
                                                                                   ----------
           HEALTH CARE DISTRIBUTORS (0.5%)
   3,600   Cardinal Health, Inc.                                                          220
                                                                                   ----------
           HEALTH CARE EQUIPMENT (0.5%)
   3,600   Diagnostic Products Corp.                                                      165
   1,420   Guidant Corp.                                                                   86
                                                                                   ----------
                                                                                          251
                                                                                   ----------
           HEALTH CARE FACILITIES (0.3%)
   4,550   Triad Hospitals, Inc. *                                                        151
                                                                                   ----------
           HEALTH CARE SERVICES (0.9%)
   2,350   Caremark Rx, Inc. *                                                             60
   3,000   Dendrite International, Inc. *                                                  47
   6,400   IMS Health, Inc.                                                               159
     940   Laboratory Corp. of America Holdings *                                          35
   3,800   Medco Health Solutions, Inc. *                                                 129
                                                                                   ----------
                                                                                          430
                                                                                   ----------
           HEALTH CARE SUPPLIES (0.9%)
   2,130   Cooper Companies, Inc.                                                         101
   5,150   Edwards Lifesciences Corp. *                                                   155
   3,900   Fisher Scientific International, Inc. *                                        161
                                                                                   ----------
                                                                                          417
                                                                                   ----------
           HOME IMPROVEMENT RETAIL (0.9%)
   7,600   Lowe's Companies, Inc.                                                         421
                                                                                   ----------
           HOMEBUILDING (0.3%)
   3,550   D.R. Horton, Inc.                                                              154
                                                                                   ----------
           HOUSEHOLD PRODUCTS (0.6%)
   2,700   Procter & Gamble Co.                                                           270
                                                                                   ----------
           HYPERMARKETS & SUPER CENTERS (0.9%)
   8,000   Wal-Mart Stores, Inc.                                                          424
                                                                                   ----------
           INDUSTRIAL CONGLOMERATES (2.7%)
   2,900   3M Co.                                                                         247
  24,800   General Electric Co.                                                           768
  10,000   Tyco International Ltd.                                                        265
                                                                                   ----------
                                                                                        1,280
                                                                                   ----------
           INSURANCE BROKERS (0.9%)
   6,450   Arthur J. Gallagher & Co.                                                      209
   4,900   Marsh & McLennan Companies, Inc.                                               235
                                                                                   ----------
                                                                                          444
                                                                                   ----------
           INTEGRATED OIL & GAS (2.1%)
   4,295   ChevronTexaco Corp.                                                            371
  15,000   Exxon Mobil Corp.                                                              615
                                                                                   ----------
                                                                                          986
                                                                                   ----------
           INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
  12,400   SBC Communications, Inc.                                                       323
                                                                                   ----------
           INVESTMENT BANKING & BROKERAGE (1.6%)
   8,700   E-Trade Group, Inc. *                                                          110
   1,100   Goldman Sachs Group, Inc.                                                      109
   9,300   Merrill Lynch & Co., Inc.                                                      545
                                                                                   ----------
                                                                                          764
                                                                                   ----------
           IT CONSULTING & OTHER SERVICES (0.4%)
   8,000   Accenture Ltd. "A" (Bermuda) *                                                 211
                                                                                   ----------
           MANAGED HEALTH CARE (0.8%)
   2,200   Anthem, Inc. *                                                                 165
   2,900   Health Net, Inc. *                                                              95
   2,250   Oxford Health Plans, Inc. *                                                     98
                                                                                   ----------
                                                                                          358
                                                                                   ----------
           METAL & GLASS CONTAINERS (0.9%)
  18,300   Pactiv Corp. *                                                                 437
                                                                                   ----------
           MOVIES & ENTERTAINMENT (1.2%)
  32,300   Time Warner, Inc. *                                                            581
                                                                                   ----------
           MULTI-LINE INSURANCE (1.5%)
  10,700   American International Group, Inc.                                             709
                                                                                   ----------
           MULTI-UTILITIES & UNREGULATED POWER (0.3%)
  16,500   El Paso Corp.                                                                  135
                                                                                   ----------
           OIL & GAS EQUIPMENT & SERVICES (0.7%)
   6,000   Schlumberger Ltd. (Netherlands)                                                328
                                                                                   ----------
           OIL & GAS EXPLORATION & PRODUCTION (1.1%)
   3,300   Apache Corp.                                                                   267
  12,800   Chesapeake Energy Corp.                                                        174
   4,800   Swift Energy Co. *                                                              81
                                                                                   ----------
                                                                                          522
                                                                                   ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
  20,900   Citigroup, Inc.                                                              1,014
                                                                                   ----------
           PACKAGED FOODS & MEAT (0.2%)
   4,450   Hain Celestial Group, Inc. *                                                   103
                                                                                   ----------
           PAPER PRODUCTS (0.5%)
   5,900   International Paper Co.                                                        254
                                                                                   ----------
           PERSONAL PRODUCTS (0.6%)
   7,700   Gillette Co.                                                                   283
                                                                                   ----------
           PHARMACEUTICALS (5.2%)
  10,400   Abbott Laboratories                                                            485
   3,300   Biovail Corp. (Canada) *                                                        71
   5,700   Eli Lilly & Co.                                                                401
   6,200   King Pharmaceuticals, Inc. *                                                    95
  26,700   Pfizer, Inc.                                                                   943
     361   Watson Pharmaceuticals, Inc. *                                                  16
  10,300   Wyeth                                                                          437
                                                                                   ----------
                                                                                        2,448
                                                                                   ----------

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
----------      --------                                                           ----------
           PROPERTY & CASUALTY INSURANCE (0.8%)
   1,990   Ambac Financial Group, Inc.                                             $      138
  13,000   Travelers Property Casualty Corp. "B  "                                        221
                                                                                   ----------
                                                                                          359
                                                                                   ----------
           PUBLISHING (0.5%)
   2,500   Gannett Co., Inc.                                                              223
                                                                                   ----------
           RAILROADS (1.1%)
   7,000   CSX Corp.                                                                      252
  11,500   Norfolk Southern Corp.                                                         272
                                                                                   ----------
                                                                                          524
                                                                                   ----------
           REGIONAL BANKS (0.2%)
   1,700   Bank Hawaii Corp.                                                               72
                                                                                   ----------
           RESTAURANTS (0.1%)
   1,300   Krispy Kreme Doughnuts, Inc. *                                                  48
                                                                                   ----------
           SEMICONDUCTOR EQUIPMENT (0.6%)
   7,500   Applied Materials, Inc. *                                                      168
     770   Cabot Microelectronics Corp. *                                                  38
   1,660   Novellus Systems, Inc. *                                                        70
                                                                                   ----------
                                                                                          276
                                                                                   ----------
           SEMICONDUCTORS (2.6%)
   3,500   Analog Devices, Inc.                                                           160
   4,100   Fairchild Semiconductor International, Inc. "A" *                              102
     800   Integrated Circuit Systems, Inc. *                                              23
  16,200   Intel Corp.                                                                    522
   4,600   International Rectifier Corp. *                                                227
   6,800   Texas Instruments, Inc.                                                        200
                                                                                   ----------
                                                                                        1,234
                                                                                   ----------
           SOFT DRINKS (1.9%)
   8,000   Coca-Cola Co.                                                                  406
  11,600   Coca-Cola Enterprises, Inc.                                                    254
   4,900   PepsiCo, Inc.                                                                  228
                                                                                   ----------
                                                                                          888
                                                                                   ----------
           SPECIALTY STORES (1.4%)
   9,120   Michaels Stores, Inc.                                                          403
   4,100   O'Reilly Automotive, Inc. *                                                    157
   4,650   PETsMART, Inc.                                                                 111
                                                                                   ----------
                                                                                          671
                                                                                   ----------
           SYSTEMS SOFTWARE (2.1%)
  37,000   Microsoft Corp.                                                              1,019
                                                                                   ----------
           TECHNOLOGY DISTRIBUTORS (0.3%)
   1,230   CDW Corp.                                                                       71
   4,200   Ingram Micro, Inc. "A" *                                                        67
                                                                                   ----------
                                                                                          138
                                                                                   ----------
           THRIFTS & MORTGAGE FINANCE (0.4%)
   2,740   Countrywide Financial Corp.                                                    208
                                                                                   ----------
           TOBACCO (0.7%)
   5,900   Altria Group, Inc.                                                             321
                                                                                   ----------
           Total common stocks (cost: $25,983)                                         30,982
                                                                                   ----------

Principal                                               Coupon or                    Market
 Amount                                                  Discount                     Value
  (000)          Security                                  Rate       Maturity        (000)
---------        --------                               ----------    --------     ----------
                 BONDS (30.2%)

           CORPORATE OBLIGATIONS (16.6%)
           -----------------------------
           CONSUMER FINANCE (3.4%)
$    500   American Express Credit Corp., Notes           1.29%(d)   9/19/2006     $      500
   1,000   Household Finance Corp., Notes                 6.38       8/01/2010          1,108
                                                                                   ----------
                                                                                        1,608
                                                                                   ----------
           ELECTRIC UTILITIES (2.5%)
   1,000   El Paso Electric Co., First Mortgage Bond      9.40       5/01/2011          1,171
                                                                                   ----------
           ENVIRONMENTAL SERVICES (2.4%)
   1,000   Waste Management, Inc., Senior Notes           7.38       8/01/2010          1,157
                                                                                   ----------
           METAL & GLASS CONTAINERS (2.3%)
   1,000   Pactiv Corp., Notes                            7.20      12/15/2005          1,086
                                                                                   ----------
           OIL & GAS EQUIPMENT & SERVICES (1.1%)
     500   Halliburton Co., Notes(c)                      2.66(d)   10/17/2005            506
                                                                                   ----------
           OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   1,000   Devon Financing Corp., ULC, Notes              6.88       9/30/2011          1,136
                                                                                   ----------
           REGIONAL BANKS (2.5%)
   1,000   Imperial Bancorp, Subordinated Notes           8.50       4/01/2009          1,200
                                                                                   ----------
           Total corporate obligations (cost: $7,021)                                   7,864
                                                                                   ----------
           ASSET-BACKED SECURITY (2.4%)
           ----------------------------
           ASSET-BACKED FINANCING
   1,000   Detroit Edison Securitization
           Funding, LLC (cost: $1,031)                    6.42       3/01/2015          1,129
                                                                                   ----------
           U.S. GOVERNMENT AGENCY ISSUES (4.5%)(h)
           ---------------------------------------
           FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATION (3.0%)+
   1,386   6.00%, 8/15/2013 -    6/15/2015                                              1,405
                                                                                   ----------
           GOVERNMENT NATIONAL MORTGAGE ASSN.
           MORTGAGE-BACKED PASS-THROUGH SECURITY (0.6%)
     277   7.00%, 1/15/2032                                                               295
                                                                                   ----------
           OTHER U.S. GOVERNMENT AGENCY (0.9%)
     476   Rowan Companies, Inc. Title XI,
               Guaranteed Bond                            2.80      10/20/2013            456
                                                                                   ----------
           Total U.S. government agency issues (cost: $2,150)                           2,156
                                                                                   ----------
           U.S. TREASURY SECURITY (2.3%)
           -----------------------------
           INFLATION-INDEXED NOTE(f)
     957   3.50%, 1/15/2011 (cost: $966)                                                1,075
                                                                                   ----------
           MUNICIPAL BONDS (2.1%)
           ----------------------
           COMMUNITY SERVICE (1.1%)
     500   Jicarilla, NM, Apache Nation RB                2.95      12/01/2006            501
                                                                                   ----------
           ENVIRONMENTAL SERVICES (1.0%)
     500   California State Financing Auth. PCRB          2.00      12/01/2033(b)         500
                                                                                   ----------
           Total municipal bonds (cost: $1,000)                                         1,001
                                                                                   ----------

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

Principal                                               Coupon or                    Market
 Amount                                                  Discount                     Value
 (000)           Security                                  Rate       Maturity        (000)
---------        --------                               ----------    --------     ----------
           COMMERCIAL MORTGAGE-BACKED SECURITY (2.3%)
           ------------------------------------------
$  1,000   TIAA CMBS I Trust, Series 2001 C1A,
               Class A-3(c)(cost: $1,004)                 6.56%      6/19/2026     $    1,111
                                                                                   ----------
           Total bonds (cost: $13,172)                                                 14,336
                                                                                   ----------
           MONEY MARKET INSTRUMENTS (4.2%)

           VARIABLE-RATE DEMAND NOTE (0.9%)(e)
           -----------------------------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT
     450   Vista Funding Corp., Notes,
               Series 2001A (LOC)                         2.14       3/01/2021            450
                                                                                   ----------
           COMMERCIAL PAPER (2.6%)
           -----------------------
           DIVERSIFIED BANKS
   1,227   Gotham Funding Corp.(c,g)                      1.13       1/05/2004          1,227
                                                                                   ----------
   Number
 of Shares
----------
           MONEY MARKET FUNDS (0.7%)
           -------------------------
   1,140   SSgA Money Market Fund,                        0.72(a)                           1
  327,710  SSgA Prime Money Market Fund,                  0.93(a)                         328
                                                                                   ----------
                                                                                          329
                                                                                   ----------

           Total money market instruments (cost: $2,006)                                2,006
                                                                                   ----------
           Total investments (cost: $41,161)                                       $   47,324
                                                                                   ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
----------      --------                                                           ----------
                 COMMON STOCKS (99.0%)

           ADVERTISING (1.4%)
  10,200   Lamar Advertising Co.*                                                  $      381
   5,400   Omnicom Group, Inc.                                                            471
                                                                                   ----------
                                                                                          852
                                                                                   ----------
           AEROSPACE & DEFENSE (2.9%)
   5,500   General Dynamics Corp.                                                         497
  11,300   Lockheed Martin Corp.                                                          581
     600   Precision Castparts Corp.                                                       27
   6,800   United Technologies Corp.                                                      645
                                                                                   ----------
                                                                                        1,750
                                                                                   ----------
           AIR FREIGHT & LOGISTICS (1.1%)
   8,500   EGL, Inc.*                                                                     149
   7,300   FedEx Corp.                                                                    493
                                                                                   ----------
                                                                                          642
                                                                                   ----------
           AIRLINES (0.1%)
   1,580   JetBlue Airways Corp.*                                                          42
                                                                                   ----------
           ALUMINUM (1.3%)
  20,800   Alcoa, Inc.                                                                    790
                                                                                   ----------
           APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
   2,900   Coach, Inc.*                                                                   109
   3,800   Columbia Sportswear Co.*                                                       207
   6,500   Liz Claiborne, Inc.                                                            231
                                                                                   ----------
                                                                                          547
                                                                                   ----------
           APPAREL RETAIL (1.8%)
   3,600   American Eagle Outfitters, Inc.*                                                59
   6,650   Chico's FAS, Inc.*                                                             246
  23,000   Gap, Inc.                                                                      534
  12,625   Pacific Sunwear of California, Inc.*                                           266
                                                                                   ----------
                                                                                        1,105
                                                                                   ----------
           APPLICATION SOFTWARE (0.5%)
   7,280   Cadence Design Systems, Inc.*                                                  131
   2,400   Manhattan Associates, Inc.*                                                     66
   8,750   Siebel Systems, Inc.*                                                          122
                                                                                   ----------
                                                                                          319
                                                                                   ----------
           ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   8,200   Federated Investors, Inc. "B"                                                  241
   5,100   Legg Mason, Inc.                                                               393
                                                                                   ----------
                                                                                          634
                                                                                   ----------
           AUTO PARTS & EQUIPMENT (0.4%)
   3,450   Lear Corp.*                                                                    212
                                                                                   ----------
           BIOTECHNOLOGY (1.2%)
  14,200   Albany Molecular Research, Inc.*                                               213
   2,200   Genzyme Corp.*                                                                 109
  20,100   Millennium Pharmaceuticals, Inc.*                                              375
                                                                                   ----------
                                                                                          697
                                                                                   ----------
           BROADCASTING & CABLE TV (1.9%)
  22,800   Comcast Corp. "A"*                                                             713
  11,800   EchoStar Communications Corp. "A"*                                             401
                                                                                   ----------
                                                                                        1,114
                                                                                   ----------
           BUILDING PRODUCTS (0.5%)
  11,200   Masco Corp.                                                                    307
                                                                                   ----------
           CASINOS & GAMING (0.3%)
   5,180   International Game Technology, Inc.                                            185
                                                                                   ----------
           COMMUNICATIONS EQUIPMENT (3.6%)
   8,600   Andrew Corp.*                                                                   99
  18,600   Brocade Communications Systems, Inc.*                                          107
  30,900   Cisco Systems, Inc.*                                                           751
   5,700   Comverse Technology, Inc.*                                                     100
  25,700   Corning, Inc.*                                                                 268
  19,800   Motorola, Inc.                                                                 279
  18,800   Polycom, Inc.*                                                                 367
  13,600   Tekelec, Inc.*                                                                 211
                                                                                   ----------
                                                                                        2,182
                                                                                   ----------
           COMPUTER HARDWARE (3.0%)
   7,300   Dell, Inc.*                                                                    248
  34,600   Hewlett-Packard Co.                                                            795
   8,200   IBM Corp.                                                                      760
                                                                                   ----------
                                                                                        1,803
                                                                                   ----------
           COMPUTER STORAGE & PERIPHERALS (0.2%)
   9,200   Western Digital Corp.*                                                         108
                                                                                   ----------
           CONSUMER FINANCE (0.5%)
   5,800   American Express Co.                                                           280
                                                                                   ----------
           DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   3,600   CheckFree Corp.*                                                               100
  10,500   First Data Corp.                                                               431
  17,300   SunGard Data Systems, Inc.*                                                    479
                                                                                   ----------
                                                                                        1,010
                                                                                   ----------
           DEPARTMENT STORES (0.4%)
   5,100   Federated Department Stores, Inc.                                              240
                                                                                   ----------
           DISTILLERS & VINTNERS (0.3%)
   6,300   Constellation Brands, Inc. "A"*                                                207
                                                                                   ----------
           DIVERSIFIED BANKS (3.8%)
  10,368   Bank of America Corp.                                                          834
  17,900   Bank One Corp.                                                                 816
  13,700   Wachovia Corp.                                                                 638
                                                                                   ----------
                                                                                        2,288
                                                                                   ----------
           DIVERSIFIED CHEMICALS (0.7%)
   9,300   Du Pont (E.I.) De Nemours & Co.                                                427
                                                                                   ----------
           DIVERSIFIED COMMERCIAL SERVICES (1.3%)
   6,750   ARAMARK Corp. "B"                                                              185
   9,700   ChoicePoint, Inc.*                                                             369
   2,800   ITT Educational Services, Inc.*                                                132
   1,000   University of Phoenix Online*                                                   69
                                                                                   ----------
                                                                                          755
                                                                                   ----------
           ELECTRIC UTILITIES (0.8%)
   5,700   Black Hills Corp.                                                              170
   5,000   Exelon Corp.                                                                   332
                                                                                   ----------
                                                                                          502
                                                                                   ----------
           ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
  21,600   American Power Conversion Corp.                                                528
                                                                                   ----------
           ELECTRONIC EQUIPMENT MANUFACTURERS (0.6%)
  10,000   Waters Corp.*                                                                  332
                                                                                   ----------

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
----------      --------                                                           ----------
           ELECTRONIC MANUFACTURING SERVICES (0.3%)
  12,900   Sanmina-SCI Corp.*                                                      $      163
                                                                                   ----------
           ENVIRONMENTAL SERVICES (0.3%)
   5,100   Waste Management, Inc.                                                         151
                                                                                   ----------
           EXCHANGE-TRADED FUND (1.0%)
   5,700   MidCap SPDR Trust Series 1                                                     601
                                                                                   ----------
           GENERAL MERCHANDISE STORES (0.5%)
   8,200   Target Corp.                                                                   315
                                                                                   ----------
           HEALTH CARE DISTRIBUTORS (0.8%)
   7,400   Cardinal Health, Inc.                                                          453
                                                                                   ----------
           HEALTH CARE EQUIPMENT (0.8%)
   7,000   Diagnostic Products Corp.                                                      321
   2,500   Guidant Corp.                                                                  151
                                                                                   ----------
                                                                                          472
                                                                                   ----------
           HEALTH CARE FACILITIES (0.5%)
   8,800   Triad Hospitals, Inc.*                                                         293
                                                                                   ----------
           HEALTH CARE SERVICES (1.3%)
   4,550   Caremark Rx, Inc.*                                                             115
   5,800   Dendrite International, Inc.*                                                   91
  11,700   IMS Health, Inc.                                                               291
   1,850   Laboratory Corp. of America Holdings*                                           68
   7,000   Medco Health Solutions, Inc.*                                                  238
                                                                                   ----------
                                                                                          803
                                                                                   ----------
           HEALTH CARE SUPPLIES (1.4%)
   4,150   Cooper Companies, Inc.                                                         196
   9,900   Edwards Lifesciences Corp.*                                                    298
   7,600   Fisher Scientific International, Inc.*                                         314
                                                                                   ----------
                                                                                          808
                                                                                   ----------
           HOME IMPROVEMENT RETAIL (1.4%)
  14,600   Lowe's Companies, Inc.                                                         809
                                                                                   ----------
           HOMEBUILDING (0.5%)
   6,900   D.R. Horton, Inc.                                                              298
                                                                                   ----------
           HOUSEHOLD PRODUCTS (0.9%)
   5,300   Procter & Gamble Co.                                                           529
                                                                                   ----------
           HYPERMARKETS & SUPER CENTERS (1.3%)
  15,000   Wal-Mart Stores, Inc.                                                          796
                                                                                   ----------
           INDUSTRIAL CONGLOMERATES (4.1%)
   5,600   3M Co.                                                                         476
  47,500   General Electric Co.                                                         1,472
  19,300   Tyco International Ltd.                                                        511
                                                                                   ----------
                                                                                        2,459
                                                                                   ----------
           INSURANCE BROKERS (1.4%)
  12,550   Arthur J. Gallagher & Co.                                                      408
   9,400   Marsh & McLennan Companies, Inc.                                               450
                                                                                   ----------
                                                                                          858
                                                                                   ----------
           INTEGRATED OIL & GAS (3.1%)
   8,200   ChevronTexaco Corp.                                                            708
  28,700   Exxon Mobil Corp.                                                            1,177
                                                                                   ----------
                                                                                        1,885
                                                                                   ----------
           INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
  24,000   SBC Communications, Inc.                                                       626
                                                                                   ----------
           INVESTMENT BANKING & BROKERAGE (2.5%)
  16,900   E-Trade Group, Inc.*                                                           214
   2,400   Goldman Sachs Group, Inc.                                                      237
  17,800   Merrill Lynch & Co., Inc.                                                    1,044
                                                                                   ----------
                                                                                        1,495
                                                                                   ----------
           IT CONSULTING & OTHER SERVICES (0.7%)
  15,300   Accenture Ltd. "A" (Bermuda)*                                                  403
                                                                                   ----------
           MANAGED HEALTH CARE (1.2%)
   4,100   Anthem, Inc.*                                                                  307
   6,100   Health Net, Inc.*                                                              199
   4,500   Oxford Health Plans, Inc.*                                                     196
                                                                                   ----------
                                                                                          702
                                                                                   ----------
           METAL & GLASS CONTAINERS (1.4%)
  34,700   Pactiv Corp.*                                                                  829
                                                                                   ----------
           MOVIES & ENTERTAINMENT (1.8%)
  60,700   Time Warner, Inc.*                                                           1,092
                                                                                   ----------
           MULTI-LINE INSURANCE (2.3%)
  20,862   American International Group, Inc.                                           1,383
                                                                                   ----------
           MULTI-UTILITIES & UNREGULATED POWER (0.4%)
  30,100   El Paso Corp.                                                                  247
                                                                                   ----------
           OIL & GAS EQUIPMENT & SERVICES (1.1%)
  11,500   Schlumberger Ltd. (Netherlands)                                                629
                                                                                   ----------
           OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   6,100   Apache Corp.                                                                   495
  25,000   Chesapeake Energy Corp.                                                        339
   9,200   Swift Energy Co.*                                                              155
                                                                                   ----------
                                                                                          989
                                                                                   ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
  40,443   Citigroup, Inc.                                                              1,963
                                                                                   ----------
           PACKAGED FOODS & MEAT (0.3%)
   8,600   Hain Celestial Group, Inc.*                                                    200
                                                                                   ----------
           PAPER PRODUCTS (0.8%)
  11,400   International Paper Co.                                                        491
                                                                                   ----------
           PERSONAL PRODUCTS (0.9%)
  14,600   Gillette Co.                                                                   536
                                                                                   ----------
           PHARMACEUTICALS (7.9%)
  20,100   Abbott Laboratories                                                            937
   6,500   Biovail Corp. (Canada)*                                                        140
  10,800   Eli Lilly & Co.                                                                760
  12,200   King Pharmaceuticals, Inc.*                                                    186
  51,700   Pfizer, Inc.                                                                 1,826
     650   Watson Pharmaceuticals, Inc.*                                                   30
  19,800   Wyeth                                                                          840
                                                                                   ----------
                                                                                        4,719
                                                                                   ----------
           PROPERTY & CASUALTY INSURANCE (1.1%)
   3,850   Ambac Financial Group, Inc.                                                    267
  24,500   Travelers Property Casualty Corp. "B"                                          416
                                                                                   ----------
                                                                                          683
                                                                                   ----------

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
  Number                                                                              Value
of Shares       Security                                                              (000)
---------       --------                                                           ----------
           PUBLISHING (0.7%)
    4,700  Gannett Co., Inc.                                                       $      419
                                                                                   ----------
           RAILROADS (1.6%)
   13,500  CSX Corp.                                                                      485
   20,900  Norfolk Southern Corp.                                                         494
                                                                                   ----------
                                                                                          979
                                                                                   ----------
           REGIONAL BANKS (0.2%)
    3,300  Bank Hawaii Corp.                                                              139
                                                                                   ----------
           RESTAURANTS (0.2%)
    2,500  Krispy Kreme Doughnuts, Inc.*                                                   92
                                                                                   ----------
           SEMICONDUCTOR EQUIPMENT (0.9%)
   14,300  Applied Materials, Inc.*                                                       321
    1,480  Cabot Microelectronics Corp.*                                                   73
    3,100  Novellus Systems, Inc.*                                                        130
                                                                                   ----------
                                                                                          524
                                                                                   ----------
           SEMICONDUCTORS (3.9%)
    6,400  Analog Devices, Inc.                                                           292
    7,900  Fairchild Semiconductor International, Inc. "A"*                               197
    1,600  Integrated Circuit Systems, Inc.*                                               46
   30,900  Intel Corp.                                                                    995
    8,600  International Rectifier Corp.*                                                 425
   13,000  Texas Instruments, Inc.                                                        382
                                                                                   ----------
                                                                                        2,337
                                                                                   ----------
           SOFT DRINKS (2.8%)
   15,500  Coca-Cola Co.                                                                  787
   21,600  Coca-Cola Enterprises, Inc.                                                    472
    9,400  PepsiCo, Inc.                                                                  438
                                                                                   ----------
                                                                                        1,697
                                                                                   ----------
           SPECIALTY STORES (2.1%)
   17,300  Michaels Stores, Inc.                                                          765
    7,900  O'Reilly Automotive, Inc.*                                                     303
    9,000  PETsMART, Inc.                                                                 214
                                                                                   ----------
                                                                                        1,282
                                                                                   ----------
           SYSTEMS SOFTWARE (3.3%)
   71,600  Microsoft Corp.                                                              1,972
                                                                                   ----------
           TECHNOLOGY DISTRIBUTORS (0.4%)
    2,270  CDW Corp.                                                                      131
    8,200  Ingram Micro, Inc. "A"*                                                        131
                                                                                   ----------
                                                                                          262
                                                                                   ----------
           THRIFTS & MORTGAGE FINANCE (0.7%)
    5,127  Countrywide Financial Corp.                                                    389
                                                                                   ----------
           TOBACCO (1.0%)
   11,400  Altria Group, Inc.                                                             620
                                                                                   ----------
           Total common stocks (cost: $47,669)                                         59,250
                                                                                   ----------
            MONEY MARKET INSTRUMENTS (0.9%)

           MONEY MARKET FUNDS
  548,890  SSgA Prime Money Market Fund, 0.93%(a)(cost: $549)                             549
                                                                                   ----------
           Total investments (cost: $48,218)                                       $   59,799
                                                                                   ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 2003
-------------------------------------------------------------------------------

Principal                                               Coupon or                    Market
 Amount                                                 Discount                      Value
 (000)           Security                                 Rate        Maturity        (000)
---------        --------                               ----------    --------     ----------
               CORPORATE OBLIGATIONS (34.8%)

           AIR FREIGHT & LOGISTICS (1.2%)
$    300   Caliber Systems, Inc., Notes                    7.80%      8/01/2006    $      337
                                                                                   ----------
           BROADCASTING & CABLE TV (1.2%)
     300   Comcast Cable Communications, Inc.,
              Senior Notes                                 6.88       6/15/2009           339
                                                                                   ----------
           CONSUMER FINANCE (9.6%)
     500   American Express Credit Corp., Notes            1.29(d)    9/19/2006           501
   1,000   Household Finance Corp., Notes                  6.38      10/15/2011         1,103
   1,000   SLM Corp., Notes                                5.38       1/15/2013         1,028
                                                                                   ----------
                                                                                        2,632
                                                                                   ----------
           DIVERSIFIED BANKS (2.0%)
     500   First Union Corp., Subordinated Notes           7.50       7/15/2006           564
                                                                                   ----------
           ELECTRIC UTILITIES (1.0%)
     100   Entergy Arkansas, Inc., First
              Mortgage Bond(c)                             5.90       6/01/2033            91
     150   TECO Energy, Inc., Senior Notes                10.50      12/01/2007           176
                                                                                   ----------
                                                                                          267
                                                                                   ----------
           HOUSEHOLD PRODUCTS (2.0%)
     500   Clorox Co., Notes                               6.13       2/01/2011           557
                                                                                   ----------
           HYPERMARKETS & SUPER CENTERS (1.8%)
     500   Wal-Mart Stores, Inc., MTN                      1.13(d)    2/22/2005           500
                                                                                   ----------
           INTEGRATED OIL & GAS (2.3%)
     500   Phillips Petroleum Co., Notes                   8.75       5/25/2010           625
                                                                                   ----------
           MULTI-UTILITIES & UNREGULATED POWER (1.7%)
     500   South Carolina Electric & Gas Co.,
              First Mortgage Bond                          5.30       5/15/2033           464
                                                                                   ----------
           OIL & GAS EQUIPMENT & SERVICES (1.8%)
     500   Halliburton Co., Senior Notes(c)                2.66(d)   10/17/2005           506
                                                                                   ----------
           PACKAGED FOODS & MEAT (4.1%)
     500   Kellogg Co., Notes, Series B                    6.60       4/01/2011           561
     500   Tyson Foods, Inc., Notes                        8.25      10/01/2011           581
                                                                                   ----------
                                                                                        1,142
                                                                                   ----------
           PHARMACEUTICALS (1.7%)
     500   Johnson & Johnson, Inc., Debentures             4.95       5/15/2033           456
                                                                                   ----------
           REAL ESTATE INVESTMENT TRUSTS (2.2%)
     500   Pan Pacific Retail Properties, Inc., Notes      7.95       4/15/2011           596
                                                                                   ----------
           THRIFTS & MORTGAGE FINANCE (2.2%)
     500   Washington Mutual, Inc., Subordinated Notes     8.25       4/01/2010           602
                                                                                   ----------
           Total corporate obligations (cost: $8,897)                                   9,587
                                                                                   ----------
               ASSET-BACKED SECURITIES (5.5%)

           AIRLINES
   1,000   American Airlines, Pass-Through Certificates,
              Series 2001-2, Class A-2, EETC               7.86      10/01/2011         1,015

     500   Delta Air Lines, Inc., Pass-Through
              Certificates, Series 2001-1,
              Class A-2, EETC                              7.11%      9/18/2011           505
                                                                                   ----------
           Total asset-backed securities (cost: $1,491)                                 1,520
                                                                                   ----------
           U.S. GOVERNMENT AGENCY ISSUES (37.0%)(h)

           FANNIE MAE COLLATERALIZED MORTGAGE OBLIGATION (3.7%)+
   1,000   7.00%, 12/18/2014                                                            1,017
                                                                                   ----------
           FANNIE MAE DEBENTURE (4.7%)+
   1,140   6.63%, 10/15/2007                                                            1,287
                                                                                   ----------
           FANNIE MAE MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.4%)+
     958   5.00%, 6/01/2033                                                               948
     444   6.50%, 4/01/2031 - 3/01/2032                                                   464
      75   7.00%, 10/01/2026                                                               80
                                                                                   ----------
                                                                                        1,492
                                                                                   ----------
           GOVERNMENT NATIONAL MORTGAGE ASSN.
           MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.9%)
   1,417   5.50%, 2/15/2033                                                             1,443
   1,885   6.00%, 4/15/2028 - 1/15/2033                                                 1,964
     626   6.50%, 8/20/2031                                                               659
   1,328   7.00%, 6/15/2029 - 4/15/2032                                                 1,416
                                                                                   ----------
                                                                                        5,482
                                                                                   ----------
           OTHER U.S. GOVERNMENT AGENCY (3.3%)
     952   Rowan Companies, Inc., Title XI,
              Guaranteed Bond                              2.80      10/20/2013           912
                                                                                   ----------
           Total U.S. government agency issues (cost: $9,940)                          10,190
                                                                                   ----------
               U.S. TREASURY SECURITIES (7.3%)

           INFLATION-INDEXED NOTES (3.6%)(f)
     415   3.50%, 1/15/2011                                                               466
     479   3.88%, 1/15/2009                                                               542
                                                                                   ----------
                                                                                        1,008
                                                                                   ----------
           NOTE (3.7%)
   1,000   2.63%, 11/15/2006                                                            1,009
                                                                                   ----------
           Total U.S. treasury securities (cost: $1,891)                                2,017
                                                                                   ----------
                         MUNICIPAL BOND (1.9%)

           ELECTRIC UTILITIES
     500   Brazos River Auth., TX, PCRB,
              Series 1995A (cost: $514)                    5.40       4/01/2030(b)        525
                                                                                   ----------

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             USAA LIFE INCOME FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
   Number                                                                            Value
 of Shares       Security                                                            (000)
----------       --------                                                          ----------
                STOCKS (8.5%)

           COMMON STOCKS (0.9%)
           --------------------
           DIVERSIFIED BANKS (0.4%)
   2,400   FleetBoston Financial Corp.                                             $      105
                                                                                   ----------
           ELECTRIC UTILITIES (0.5%)
   1,800   DTE Energy Co.                                                                  71
   2,500   Southern Co.                                                                    75
                                                                                   ----------
                                                                                          146
                                                                                   ----------
                                                                                          251
                                                                                   ----------
           PREFERRED STOCKS (7.6%)
           -----------------------
           REAL ESTATE INVESTMENT TRUSTS
   1,000   Equity Office Properties Trust,
              depositary shares "C", 8.625%
              cumulative redeemable                                                        25
   7,000   Equity Office Properties Trust,
              depositary shares "G", 7.75%
              cumulative redeemable                                                       190
  12,000   Equity Residential Properties Trust,
              depositary shares "C", 9.125%
              cumulative redeemable                                                       333
  12,000   Gables Residential Trust "D", 7.50%
              cumulative redeemable                                                       321
  12,000   Kimco Realty Corp., depositary shares "F",
              6.65% cumulative redeemable                                                 311
   3,000   New Plan Excel Realty Trust, Inc.,
              depositary shares "E", 7.625%
              cumulative redeemable                                                        80
   6,000   Post Properties, Inc., "A", 8.50%
              cumulative redeemable                                                       365
   6,000   Prologis Trust, Inc., "C", 8.54%
              cumulative redeemable                                                       364
   3,500   Weingarten Realty Investors, depositary
              shares "D", 6.75% cumulative redeemable                                      93
                                                                                   ----------
                                                                                        2,082
                                                                                   ----------
           Total stocks (cost: $2,079)                                                  2,333
                                                                                   ----------
           MONEY MARKET INSTRUMENTS (4.3%)

           MONEY MARKET FUND (1.2%)
           ------------------------
 341,498   SSgA Prime Money Market Fund, 0.93%(a)                                         342
                                                                                   ----------

Principal                                               Coupon or                    Market
 Amount                                                  Discount                     Value
 (000)           Security                                  Rate       Maturity        (000)
---------        --------                               ----------    --------     ----------
           VARIABLE-RATE DEMAND NOTE (1.3%)(e)
           -----------------------------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT
$    350   Vista Funding Corp., Notes,
             Series 2001 A (LOC)                          2.14%      3/01/2021     $      350
                                                                                   ----------
           COMMERCIAL PAPER (1.8%)
           -----------------------
           OTHER DIVERSIFIED FINANCIAL SERVICES
     500   Wheels, Inc.(c,g)                              1.18       1/07/2004            500
                                                                                   ----------

           Total money market instruments (cost: $1,192)                                1,192
                                                                                   ----------
           Total investments (cost: $26,004)                                       $   27,364
                                                                                   ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
   Number                                                                            Value
 of Shares       Security                                                            (000)
----------       --------                                                          ----------
              INTERNATIONAL STOCKS (67.8%)

           AUSTRALIA (2.4%)
  25,554   News Corp. Ltd. (Movies & Entertainment)                                $      231
  44,501   QBE Insurance Group Ltd.
              (Property & Casualty Insurance)                                             355
                                                                                   ----------
                                                                                          586
                                                                                   ----------
           AUSTRIA (0.7%)
   1,400   Erste Bank der oesterreichischen Sparkassen AG
              (Regional Banks)                                                            173
                                                                                   ----------
           BERMUDA (2.1%)
   6,520   ACE Ltd. (Property & Casualty Insurance)                                       270
   9,200   Accenture Ltd. "A" (IT Consulting & Other Services) *                          242
                                                                                   ----------
                                                                                          512
                                                                                   ----------
           CANADA (2.6%)
  10,050   BCE, Inc. (Integrated Telecommunication Services)                              224
   2,556   Canadian National Railway Co. (Railroads)                                      162
   2,680   Canadian Natural Resources Ltd.
              (Oil & Gas Exploration & Production)                                        136
   2,060   Talisman Energy, Inc.
              (Oil & Gas Exploration & Production)                                        117
                                                                                   ----------
                                                                                          639
                                                                                   ----------
           FRANCE (10.9%)
  13,500   AXA S.A. (Multi-Line Insurance)                                                289
   3,940   Carrefour S.A. (Food Retail)                                                   216
   9,000   France Telecom S.A.
              (Integrated Telecommunication Services) *                                   257
   3,400   L'Air Liquide S.A. (Industrial Gases)                                          600
   1,300   L'Oreal S.A. (Personal Products)                                               106
   8,260   Sanofi-Synthelabo S.A. (Pharmaceuticals)                                       621
   2,030   Schneider Electric S.A.
              (Electrical Components & Equipment)                                         133
     820   Total S.A. (Integrated Oil & Gas)                                              152
   3,427   Total S.A. ADR (Integrated Oil & Gas)                                          317
                                                                                   ----------
                                                                                        2,691
                                                                                   ----------
           GERMANY (1.5%)
   4,330   Bayerische Motoren Werke AG (Automobile Manufacturers)                         201
   3,500   Schering AG (Pharmaceuticals)                                                  177
                                                                                   ----------
                                                                                          378
                                                                                   ----------
           HONG KONG (0.6%)
  42,000   Esprit Holdings Ltd. (Apparel Retail)                                          140
                                                                                   ----------
           HUNGARY (0.5%)
   5,200   OTP Bank Ltd. GDR (Regional Banks) *                                           136
                                                                                   ----------
           IRELAND (0.9%)
  13,090   Irish Life & Permanent plc
              (Other Diversified Financial Services)                                      211
                                                                                   ----------
           ITALY (0.6%)
   8,700   RAS S.p.A. (Multi-Line Insurance)                                              148
                                                                                   ----------
           JAPAN (9.0%)
  13,000   Bridgestone Corp. (Tires & Rubber)                                             175
   7,000   Canon, Inc. (Electronic Equipment Manufacturers)                               326

  17,500   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                               252
  14,000   Citizen Watch Co. (Apparel, Accessories, & Luxury Goods)                       129
   6,800   Honda Motor Co. Ltd. (Automobile Manufacturers)                                302
      41   Japan Telecom Holdings Co. Ltd. (Integrated
              Telecommunication Services)                                                 110
      64   KDDI Corp. (Integrated Telecommunication Services)                             366
   3,100   Seiko Epson Corp. (Office Electronics)                                         145
   7,000   Tokyo Broadcasting System Inc.
               (Broadcasting & Cable TV)                                                  111
  36,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                             128
   9,500   Yamaha Corp. (Consumer Electronics)                                            187
                                                                                   ----------
                                                                                        2,231
                                                                                   ----------
           KOREA (2.0%)
     730   Samsung Electronics Co. Ltd. (Semiconductors)                                  276
   1,930   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                          228
                                                                                   ----------
                                                                                          504
                                                                                   ----------
           NETHERLANDS (2.3%)
  29,620   Reed Elsevier N.V. (Publishing)                                                368
   7,100   STMicroelectronics N.V. (Semiconductors)                                       192
                                                                                   ----------
                                                                                          560
                                                                                   ----------
           NORWAY (1.0%)
  35,580   DNB Holdings ASA (Diversified Banks)                                           237
                                                                                   ----------
           SINGAPORE (2.5%)
  26,000   DBS Group Holdings Ltd. (Diversified Banks)                                    225
 209,000   Singapore Telecommunications Ltd.
               (Integrated Telecommunication Services)                                    241
  20,600   United Overseas Bank Ltd. (Diversified Banks)                                  160
                                                                                   ----------
                                                                                          626
                                                                                   ----------
           SPAIN (2.6%)
  12,390   Iberdrola S.A. (Electric Utilities)                                            245
  26,701   Telefonica S.A. (Integrated Telecommunication Services)                        391
                                                                                   ----------
                                                                                          636
                                                                                   ----------
           SWEDEN (1.3%)
  14,000   Hennes & Mauritz AB "B" (Apparel Retail)                                       333
                                                                                   ----------
           SWITZERLAND (8.1%)
   7,300   Credit Suisse Group (Diversified Banks)                                        267
   1,243   Nestle S.A. (Packaged Foods & Meat)                                            310
  11,600   Novartis AG (Pharmaceuticals)                                                  526
   3,200   Roche Holdings AG (Pharmaceuticals)                                            323
   1,941   Syngenta AG (Specialty Chemicals)                                              131
     123   Synthes-Stratec, Inc. (Health Care Equipment)                                  122
   4,948   UBS AG (Diversified Banks)                                                     339
                                                                                   ----------
                                                                                        2,018
                                                                                   ----------
           UNITED KINGDOM (16.2%)
   6,690   AstraZeneca plc (Pharmaceuticals)                                              320
  25,100   BG Group plc (Oil & Gas Exploration & Production)                              128
  19,820   BOC Group plc (Diversified Chemicals)                                          302
  34,440   BP plc (Oil & Gas Exploration & Production)                                    279
  13,970   British Sky Broadcasting Group plc
               (Broadcasting & Cable TV) *                                                175
   6,150   Capital Radio plc (Movies & Entertainment)                                      52

                                ------

                           USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND
-------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS (Continued)            DECEMBER 31, 2003
-------------------------------------------------------------------------------

                                                                                     Market
   Number                                                                            Value
 of Shares       Security                                                            (000)
----------       --------                                                          ----------
  31,570   Diageo plc (Distillers & Vintners)                                      $      414
   9,680   GlaxoSmithKline plc (Pharmaceuticals)                                          221
 107,760   Granada plc (Broadcasting & Cable TV)                                          235
  53,293   Kingfisher plc (Home Improvement Retail)                                       265
  11,310   Next plc (Apparel Retail)                                                      227
  32,900   Reckitt Benckiser plc (Household Products)                                     742
   6,392   Royal Bank Scotland Group plc (Diversified Banks)                              188
 105,880   Vodafone Group plc (Wireless
               Telecommunication Services)                                                262
  26,510   William Hill plc (Casinos & Gaming)                                            202
                                                                                   ----------
                                                                                        4,012
                                                                                   ----------
           Total international stocks (cost: $12,642)                                  16,771
                                                                                   ----------
                    DOMESTIC STOCKS (29.9%)

           AIR FREIGHT & LOGISTICS (0.4%)
   1,590   FedEx Corp.                                                                    107
                                                                                   ----------
           APPAREL RETAIL (1.3%)
  14,500   TJX Companies, Inc.                                                            320
                                                                                   ----------
           BIOTECHNOLOGY (0.4%)
   2,000   Genzyme Corp. *                                                                 99
                                                                                   ----------
           COMPUTER HARDWARE (0.9%)
   2,450   IBM Corp.                                                                      227
                                                                                   ----------
           CONSUMER FINANCE (1.3%)
   6,500   American Express Co.                                                           313
                                                                                   ----------
           DIVERSIFIED BANKS (1.0%)
   3,000   Bank of America Corp.                                                          241
                                                                                   ----------
           DIVERSIFIED COMMERCIAL SERVICES (0.8%)
   7,420   ARAMARK Corp. "B"                                                              203
                                                                                   ----------
           ELECTRONIC EQUIPMENT MANUFACTURERS (1.7%)
  12,100   Thermo Electron Corp. *                                                        305
   3,700   Waters Corp. *                                                                 123
                                                                                   ----------
                                                                                          428
                                                                                   ----------
           FOOTWEAR (1.0%)
   3,530   Nike, Inc. "B"                                                                 242
                                                                                   ----------
           HEALTH CARE DISTRIBUTORS (0.8%)
   3,600   AmerisourceBergen Corp.                                                        202
                                                                                   ----------
           HEALTH CARE EQUIPMENT (0.2%)
   2,500   Applied Biosystems Group-Applera Corp.                                          52
                                                                                   ----------
           HEALTH CARE SERVICES (1.4%)
   3,900   AdvancePCS *                                                                   205
   4,400   Lincare Holdings, Inc. *                                                       132
                                                                                   ----------
                                                                                          337
                                                                                   ----------
           HEALTH CARE SUPPLIES (0.7%)
   4,200   Fisher Scientific International, Inc. *                                        174
                                                                                   ----------
           HOME IMPROVEMENT RETAIL (0.9%)
   6,470   Home Depot, Inc.                                                               230
                                                                                   ----------
           INDUSTRIAL GASES (2.5%)
   4,540   Air Products & Chemicals, Inc.                                                 240
   9,700   Praxair, Inc.                                                                  370
                                                                                   ----------
                                                                                          610
                                                                                   ----------
           INTEGRATED OIL & GAS (0.7%)
   2,731   ConocoPhillips                                                                 179
                                                                                   ----------
           INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   5,690   Verizon Communications, Inc.                                                   200
                                                                                   ----------
           MOVIES & ENTERTAINMENT (2.9%)
  25,520   Time Warner, Inc. *                                                            459
   5,900   Viacom, Inc. "B"                                                               262
                                                                                   ----------
                                                                                          721
                                                                                   ----------
           OIL & GAS DRILLING (0.5%)
   3,500   Noble Corp. *                                                                  125
                                                                                   ----------
           OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
   7,560   Citigroup, Inc.                                                                367
                                                                                   ----------
           PACKAGED FOODS & MEAT (0.5%)
   2,580   J.M. Smucker Co.                                                               117
                                                                                   ----------
           PERSONAL PRODUCTS (0.5%)
   1,970   Alberto-Culver Co. "B"                                                         124
                                                                                   ----------
           PHARMACEUTICALS (1.6%)
   7,820   Johnson & Johnson, Inc.                                                        404
                                                                                   ----------
           RAILROADS (1.5%)
   5,900   Burlington Northern Santa Fe Corp.                                             191
   2,700   Union Pacific Corp.                                                            187
                                                                                   ----------
                                                                                          378
                                                                                   ----------
           REGIONAL BANKS (0.8%)
   6,070   SouthTrust Corp.                                                               199
                                                                                   ----------
           SOFT DRINKS (1.3%)
   6,590   PepsiCo, Inc.                                                                  307
                                                                                   ----------
           SYSTEMS SOFTWARE (2.0%)
   8,290   Microsoft Corp.                                                                228
   8,690   Network Associates, Inc. *                                                     131
   3,660   Symantec Corp. *                                                               127
                                                                                   ----------
                                                                                          486
                                                                                   ----------
           Total domestic stocks (cost: $6,380)                                         7,392
                                                                                   ----------
Principal
 Amount
 (000)
---------
           MONEY MARKET INSTRUMENTS (2.6%)

$    659   Federal Home Loan Bank Consolidation

               Discount Note, 0.75%, 1/02/2004 (cost: $659)                               659
                                                                                   ----------
           Total investments (cost: $19,681)                                       $   24,822
                                                                                   ==========

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-31.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                             DECEMBER 31, 2003
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPDR - Standard and Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at December 31, 2003.

(b) Security has a mandatory put, which shortens its effective maturity date.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (USAA IMCO) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

(d) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2003.

(e) Variable rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

(f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

(g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by USAA IMCO to be liquid under guidelines approved by the Board of Trustees.

(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(i) Represents less than 0.1% of net assets.

* Non-income-producing security for the year ended December
  31, 2003.

PORTFOLIO DESCRIPTION ABBREVIATIONS

EETC    Enhanced Equipment Trust Certificate
--------------------------------------------
MTN     Medium-Term Note
--------------------------------------------
PCRB    Pollution Control Revenue Bond
--------------------------------------------
RB      Revenue Bond
--------------------------------------------

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

(LOC)   Enhanced by a bank letter of credit.
--------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
  (In Thousands, Except Per Share Data)                      DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                      USAA LIFE        USAA LIFE       USAA LIFE       USAA LIFE      USAA LIFE
                                                      AGGRESSIVE      DIVERSIFIED     GROWTH AND         INCOME      WORLD GROWTH
                                                     GROWTH FUND      ASSETS FUND     INCOME FUND         FUND           FUND
                                                     -----------      -----------     -----------      ---------     ------------
ASSETS
  Investments in securities, at market value
    (identified cost of $15,920, $41,161, $48,218,
    $26,004, and $19,681, respectively)              $    20,268      $    47,324     $    59,799      $  27,364     $     24,822
  Cash                                                         -                -               -              -                1
  Cash denominated in foreign currencies
    (identified cost of $1)                                    -                -               -              -                1
  Receivables:
    Capital shares sold                                        -                -              17              1                -
    Dividends and interest                                     7              197              45            265               43
    Securities sold                                            -              135             262              -               12
    USAA Life                                                  6                3               -              6                8
                                                     -----------      -----------     -----------      ---------     ------------
      Total assets                                        20,281           47,659          60,123         27,636           24,887
                                                     -----------      -----------     -----------      ---------     ------------
LIABILITIES
  Payables:
    Securities purchased                                       -              100             205              -               72
    Capital shares redeemed                                   45               72               1             56               28
  Accrued advisory fees                                        8                8              13              5                7
  Accrued administrative fees                                  5                6               5              5               12
  Other accrued expenses and payables                         12               16              14             12               20
                                                     -----------      -----------     -----------      ---------     ------------
      Total liabilities                                       70              202             238             78              139
                                                     -----------      -----------     -----------      ---------     ------------
        Net assets applicable to capital
          shares outstanding                         $    20,211      $    47,457     $    59,885      $  27,558     $     24,748
                                                     ===========      ===========     ===========      =========     ============

NET ASSETS CONSIST OF:
  Paid-in capital                                    $    18,916      $    43,370     $    48,292      $  26,642     $     21,892
  Accumulated undistributed net
    investment income                                          -              970             456          1,413               12
  Accumulated net realized loss
    on investments                                        (3,053)          (3,046)           (444)        (1,857)          (2,299)
  Net unrealized appreciation
    of investments                                         4,348            6,163          11,581          1,360            5,141
  Net unrealized appreciation
    on foreign currency translations                           -               -                -              -                2
                                                     -----------      -----------     -----------      ---------     ------------
  Net assets applicable to
    capital shares outstanding                       $    20,211      $    47,457     $    59,885      $  27,558     $     24,748
                                                     ===========      ===========     ===========      =========     ============

  Capital shares outstanding, unlimited
    number of shares authorized, no par value              1,405           3,821            3,788          2,542            2,115
                                                     ===========      ===========     ===========      =========     ============

  Net asset value, redemption price,
    and offering price per share                     $     14.39      $     12.42     $     15.81      $   10.84     $      11.70
                                                     ===========      ===========     ===========      =========     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
  (In Thousands)                                  YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                       USAA LIFE       USAA LIFE      USAA LIFE        USAA LIFE      USAA LIFE
                                                      AGGRESSIVE      DIVERSIFIED     GROWTH AND         INCOME      WORLD GROWTH
                                                     GROWTH FUND      ASSETS FUND     INCOME FUND         FUND           FUND
                                                     -----------      -----------     -----------      ---------     ------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $1, $0, $0, $0, and $39, respectively)           $       130      $       356     $       704      $     122     $        379
  Interest                                                     4              856               7          1,379                4
                                                     -----------      -----------     -----------      ---------     ------------
    Total income                                             134            1,212             711          1,501              383
                                                     -----------      -----------     -----------      ---------     ------------
EXPENSES
  Advisory fees                                               89               83             102             59               74
  Administrative fees                                         50               81              68             64              148
  Custodian's fees                                            35               74              57             28               96
  Shareholder reporting fees                                   7               11              16              7                7
  Trustees' fees                                               6                6               6              6                6
  Professional fees                                           48               58              62             53               61
  Other                                                        4                4               4              4                4
                                                     -----------      -----------     -----------      ---------     ------------
    Total expenses                                           239              317             315            221              396
  Expenses reimbursed                                        (83)             (58)            (47)           (56)            (214)
  Expenses paid indirectly                                    (5)              (7)            (13)            (1)              (2)
                                                     -----------      -----------     -----------      ---------     ------------
    Net expenses                                             151              252             255            164              180
                                                     -----------      -----------     -----------      ---------     ------------
NET INVESTMENT INCOME (LOSS)                                 (17)             960             456          1,337              203
                                                     -----------      -----------     -----------      ---------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments                                              (54)             199            (168)            69               55
    Foreign currency transactions                              -                -               -              -               (2)
  Change in net unrealized appreciation/
    depreciation of investments                            4,912            6,771          13,297            (39)           5,261
                                                     -----------      -----------     -----------      ---------     ------------
      Net realized and unrealized gain                     4,858            6,970          13,129             30            5,314
                                                     -----------      -----------     -----------      ---------     ------------
Increase in net assets resulting
  from operations                                    $     4,841      $     7,930     $    13,585      $   1,367     $      5,517
                                                     ===========      ===========     ===========      =========     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  (In Thousands)                                      YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                        USAA LIFE                                USAA LIFE
                                                                  AGGRESSIVE GROWTH FUND                  DIVERSIFIED ASSETS FUND
                                                                  ----------------------                  -----------------------
                                                                       2003         2002                      2003           2002
                                                                  ---------     --------                  --------      ---------
From operations:
  Net investment income (loss)                                    $     (17)    $    (69)                 $    960      $   1,352
  Net realized gain (loss) on:
    Investments                                                         (54)      (2,506)                      199         (3,229)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                       4,912       (5,013)                    6,771         (3,848)
                                                                  ---------     --------                  --------      ---------
      Increase (decrease) in net assets resulting
       from operations                                                4,841       (7,588)                    7,930         (5,725)
                                                                  ---------     --------                  --------      ---------
Distributions to shareholders from:
  Net investment income                                                   -            -                    (1,358)        (1,248)
  Net realized gains                                                      -            -                         -         (2,364)
                                                                  ---------     --------                  --------      ---------
      Distributions to shareholders                                       -            -                    (1,358)        (3,612)
                                                                  ---------     --------                  --------      ---------
From capital share transactions:
  Proceeds from shares sold                                           3,018        1,971                     5,548          9,286
  Dividend reinvestments                                                  -            -                     1,358          3,612
  Cost of shares redeemed                                            (3,489)      (4,346)                   (4,997)        (7,448)
                                                                  ---------     --------                  --------      ---------
      Increase (decrease) in net assets from
       capital share transactions                                      (471)      (2,375)                    1,909          5,450
                                                                  ---------     --------                  --------      ---------
Net increase (decrease) from net assets:                              4,370       (9,963)                    8,481         (3,887)
Net assets:
  Beginning of period                                                15,841       25,804                    38,976         42,863
                                                                  ---------    ---------                 ---------      ---------
  End of period                                                   $  20,211    $  15,841                 $  47,457      $  38,976
                                                                  =========    =========                 =========      =========

Accumulated undistributed net investment income:
  End of period                                                   $       -    $       -                 $     970      $   1,358
                                                                  =========    =========                 =========      =========
Change in shares outstanding:
  Shares sold                                                           239          153                       482            749
  Shares issued for dividends reinvested                                  -            -                       123            303
  Shares redeemed                                                      (279)        (339)                     (452)          (692)
                                                                  ---------    ---------                 ---------      ---------
    Increase (decrease) in shares outstanding                           (40)        (186)                      153            360
                                                                  =========    =========                 =========      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-36.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  (In Thousands)                                      YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         USAA LIFE                 USAA LIFE                 USAA LIFE
                                                   GROWTH AND INCOME FUND         INCOME FUND             WORLD GROWTH FUND
                                                  ------------------------     ------------------      ---------------------
                                                         2003         2002        2003       2002         2003          2002
                                                  -----------     --------     -------    -------      -------      --------
From operations:
  Net investment income                           $       456     $    685     $ 1,337    $ 1,311      $   203      $    249
  Net realized gain (loss) on:
    Investments                                          (168)       1,778          69       (597)          55        (1,072)
    Foreign currency translations                           -            -           -          -           (2)          (13)
  Change in net unrealized
   appreciation/depreciation of:
    Investments                                        13,297      (17,288)        (39)     1,077        5,261        (2,932)
    Foreign currency translations                           -            -           -          -            -             4
                                                  -----------     --------     -------    -------      -------      --------
      Increase (decrease) in net assets
       resulting from operations                       13,585      (14,825)      1,367      1,791        5,517        (3,764)
                                                  -----------     --------     -------    -------      -------      --------
Distributions to shareholders from:
  Net investment income                                  (685)        (960)     (1,330)    (1,219)        (214)         (225)
  Net realized gains                                   (2,041)      (1,718)          -          -            -             -
                                                  -----------     --------     -------    -------      -------      --------
    Distributions to shareholders                      (2,726)      (2,678)     (1,330)    (1,219)        (214)         (225)
                                                  -----------     --------     -------    -------      -------      --------
From capital share transactions:
  Proceeds from shares sold                             4,356        1,865      16,678      7,180        7,262           472
  Dividend reinvestments                                2,726        2,678       1,330      1,219          214           225
  Cost of shares redeemed                              (6,431)      (9,177)    (16,739)    (5,955)      (7,990)       (1,983)
                                                  -----------     --------     -------    -------      -------      --------
      Increase (decrease) in net assets from
        capital share transactions                        651       (4,634)      1,269      2,444         (514)       (1,286)
                                                  -----------     --------     -------    -------      -------      --------
Net increase (decrease) from net assets:               11,510      (22,137)      1,306      3,016        4,789        (5,275)
Net assets:
  Beginning of period                                  48,375       70,512      26,252     23,236       19,959        25,234
                                                  -----------     --------     -------    -------      -------      --------
  End of period                                   $    59,885     $ 48,375     $27,558    $26,252      $24,748       $19,959
                                                  ===========     ========     =======    =======      =======      ========
Accumulated undistributed net investment income:
  End of period                                   $       456     $    685     $ 1,413    $ 1,349      $    12       $    25
                                                  ===========     ========     =======    =======      =======      ========
Change in shares outstanding:
  Shares sold                                             306          125       1,535        686          773            45
  Shares issued for dividends reinvested                  207          168         124        122           19            24
  Shares redeemed                                        (480)        (664)     (1,552)      (564)        (848)         (196)
                                                  -----------     --------     -------    -------      -------      --------
    Increase (decrease) in shares outstanding              33         (371)        107        244          (56)         (127)
                                                  ===========     ========     =======    =======      =======      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-36.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                             DECEMBER 31, 2003
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of five separate funds.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and secondary objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND:  Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

1 Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over- the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2 Investments in open-end investment companies are valued at their net asset value at the end of each business day.

3 Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

4 Other debt securities are valued each business day by a pricing service (the Service) approved by the Trusts' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5 Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trusts' Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts and USAA Life. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of each of the Funds except the USAA Life Income Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Funds' accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1 Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

2 Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

   The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Funds pay may be reimbursed and used to reduce the Funds' expenses. In addition, through other fee-offset arrangements with certain of the Funds' service providers, realized credits, if any, are used to reduce the Funds' expenses.
For the year ended December 31, 2003, these fee-offset arrangements reduced expenses by the following amounts:

USAA Life Aggressive Growth Fund    $ 5,000
USAA Life Diversified Assets Fund     7,000
USAA Life Growth and Income Fund     13,000
USAA Life Income Fund                 1,000
USAA Life World Growth Fund           2,000

F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT
The Funds participate with other USAA funds in a joint, short-term, committed revolving loan agreement of $400 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended December 31, 2003, each of the Funds of the Trust paid CAPCO facility fees of less than $500. None of the Funds had any borrowings under this agreement during the year ended December 31, 2003.

3) DISTRIBUTIONS
The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications to the statement of assets and liabilities for the following Funds: the USAA Life Aggressive Growth Fund to decrease paid-in capital and decrease accumulated undistributed net investment loss by $17,000; the USAA Life Diversified Assets Fund to increase accumulated undistributed net investment income and increase accumulated undistributed net realized loss on investments by $10,000; the USAA Life Income Fund to increase accumulated undistributed net investment income and increase accumulated undistributed net realized loss on investments by $57,000; and the USAA Life World Growth Fund to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $2,000. These reclassifications have no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2003 and 2002, was as follows (in thousands):

                                              USAA LIFE        USAA LIFE         USAA LIFE          USAA LIFE         USAA LIFE
                                             AGGRESSIVE       DIVERSIFIED        GROWTH AND           INCOME         WORLD GROWTH
                                             GROWTH FUND      ASSETS FUND        INCOME FUND           FUND              FUND
                                            -------------   ---------------    ---------------    --------------    --------------
                                             2003    2002    2003     2002      2003     2002     2003     2002      2003    2002
                                            ------  -----   ------   ------    ------   ------    ------  ------    ------  ------
Ordinary income                             $ --     $ --   $1,358   $2,692    $  685   $  960    $1,330  $1,219    $214    $225
Long-term realized capital gains              --       --       --      920     2,041    1,718        --      --      --      --

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

As of December 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                              USAA LIFE        USAA LIFE      USAA LIFE     USAA LIFE      USAA LIFE
                                              AGGRESSIVE      DIVERSIFIED    GROWTH AND       INCOME      WORLD GROWTH
                                             GROWTH FUND      ASSETS FUND    INCOME FUND       FUND           FUND
                                             -----------      -----------    -----------    ----------    -------------
Undistributed ordinary income                $         -      $       970    $       456    $    1,369    $          14
Undistributed long-term capital gains                  -                -             57             -                -
Accumulated capital and other losses              (2,928)          (2,843)             -        (1,813)          (2,243)
Unrealized appreciation of investments             4,224            5,961         11,080         1,360            5,083
Unrealized appreciation on foreign
  currency translations                                -                -              -             -                2

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts and USAA Life, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. USAA Life is a shareholder only in the USAA Life World Growth Fund.

At December 31, 2003, the Funds had the following capital loss carryovers and post-October deferred capital losses for federal income tax purposes (in thousands):

                                              USAA LIFE      USAA LIFE       USAA LIFE    USAA LIFE       USAA LIFE
                                              AGGRESSIVE    DIVERSIFIED     GROWTH AND      INCOME       WORLD GROWTH
                                             GROWTH FUND    ASSETS FUND     INCOME FUND      FUND            FUND
                                             -----------   -------------    -----------   ----------    --------------
Post-October deferred capital loss           $       (23)  $           -    $         -   $        -    $            -
Post-October currency loss                             -               -              -            -                (2)
Capital loss carryovers                           (2,905)         (2,843)             -       (1,813)           (2,241)
Expiration dates                              2009- 2011            2010              -    2008-2010         2009-2011

The post-October deferred capital loss and post-October currency loss will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire between the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

4 )  INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2003, were as follows (in thousands):

                                              USAA LIFE        USAA LIFE          USAA LIFE       USAA LIFE          USAA LIFE
                                             AGGRESSIVE       DIVERSIFIED        GROWTH AND         INCOME          WORLD GROWTH
                                             GROWTH FUND      ASSETS FUND        INCOME FUND         FUND               FUND
                                            -------------   ---------------    ---------------    ------------     ---------------
Purchases                                   $      15,196    $       22,459    $        35,603    $     15,986     $        12,071
Sales/Maturities                                   16,505            22,352             37,300          14,182              12,756

The cost of securities at December 31, 2003, for federal income tax purposes, was as follows (in thousands):

                                               USAA LIFE        USAA LIFE         USAA LIFE         USAA LIFE         USAA LIFE
                                              AGGRESSIVE       DIVERSIFIED       GROWTH AND          INCOME         WORLD GROWTH
                                             GROWTH FUND       ASSETS FUND       INCOME FUND          FUND              FUND
                                             -------------   ---------------   ---------------    -------------    ---------------
                                            $      16,044    $       41,364    $        48,719    $      26,004    $        19,739

Gross unrealized appreciation and depreciation of investments as of December 31, 2003, for federal income tax purposes were as follows (in thousands):

                                              USAA LIFE        USAA LIFE         USAA LIFE         USAA LIFE         USAA LIFE
                                             AGGRESSIVE       DIVERSIFIED        GROWTH AND          INCOME         WORLD GROWTH
                                             GROWTH FUND      ASSETS FUND        INCOME FUND          FUND              FUND
                                            -------------   ---------------    ---------------    ------------     ---------------
Appreciation                                $       4,249    $        6,154    $        11,884    $      1,509     $         5,174
Depreciation                                          (25)             (193)              (804)           (149)                (91)
                                            -------------   ---------------    ---------------    ------------     ---------------
Net                                         $       4,224    $        5,961    $        11,080    $      1,360     $         5,083
                                            =============   ===============    ===============    ============     ===============

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life World Growth Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. These Funds may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Funds' portfolios. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds' foregoing the opportunity for potential profit.

At December 31, 2003, the terms of open currency contracts for the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund were as follow (in thousands):

USAA LIFE AGGRESSIVE GROWTH FUND

Currency Contracts to Buy:

                                                                                                         UNREALIZED
                                                    U.S. DOLLAR VALUE          IN EXCHANGE              APPRECIATION/
EXCHANGE DATE       CONTRACTS TO RECEIVE              AS OF 12/31/03          FOR U.S. DOLLAR           DEPRECIATION
-------------       --------------------            -----------------         ---------------           -------------
3/17/04                   5  Euro                        $     7                  $     7                 $     -
3/17/04                   5  Euro                              6                        6
                                                         -------                  -------
                                                         $    13                  $    13                 $     -

USAA LIFE WORLD GROWTH FUND

Currency Contracts to Sell:

                                                                                                         UNREALIZED
                                                    U.S. DOLLAR VALUE          IN EXCHANGE              APPRECIATION/
EXCHANGE DATE       CONTRACTS TO DELIVER              AS OF 12/31/03          FOR U.S. DOLLAR           DEPRECIATION
-------------       --------------------            -----------------         ---------------           -------------
1/06/04               404 Japanese Yen                   $     4                  $     4                 $      -
1/07/04               402 Japanese Yen                         4                        4                        -
                                                         -------                  -------                 --------
                                                         $     8                  $     8                 $      -
                                                         =======                  =======                 ========

6) LENDING OF PORTFOLIO SECURITIES

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds retain a portion of income from the investment of cash received as collateral. Risks to the Funds in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. None of the Funds had securities on loan as of December 31, 2003.

7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO carries out the Funds' investment policies, directly manages the non-equity portions of the Funds' assets, and provides portfolio management oversight of the Funds' assets managed by subadvisers. USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. For the year ended December 31, 2003, the Funds incurred the following advisory fees, paid or payable to USAA IMCO, excluding expense reimbursements:

USAA Life Aggressive Growth Fund      $  89,000
USAA Life Diversified Assets Fund        83,000
USAA Life Growth and Income Fund        102,000
USAA Life Income Fund                    59,000
USAA Life World Growth Fund              74,000

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO). USAA IMCO (not the Funds) pays each subadviser a subadvisory fee.

Marisco Capital Management, LLC:

    USAA Life Aggressive Growth Fund

MFS Investment Management:

    USAA Life World Growth Fund

Wellington Management Company, LLP:

    USAA Life Diversified Assets Fund

    USAA Life Growth and Income Fund

C. ADMINISTRATIVE FEES - As outlined in the Administrative Services Agreement between USAA Life and the Trust, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. For the year ended December 31, 2003, the Funds paid USAA Life the following administrative fees, excluding expense reimbursements:

USAA Life Aggressive Growth Fund      $ 50,000
USAA Life Diversified Assets Fund       81,000
USAA Life Growth and Income Fund        68,000
USAA Life Income Fund                   64,000
USAA Life World Growth Fund            148,000

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, excluding the effect of any expenses paid indirectly. Prior to May 1, 2003, the expense limitations were 0.65% of the monthly average net assets of the USAA Life World Growth Fund, 0.70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, and 0.35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above. During the year ended December 31, 2003, USAA Life reimbursed the Funds in the following amounts for expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund        $ 83,000
USAA Life Diversified Assets Fund         58,000
USAA Life Growth and Income Fund          47,000
USAA Life Income Fund                     56,000
USAA Life World Growth Fund              214,000

E. UNDERWRITING AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - At December 31, 2003, USAA Life owned 727,000 shares (34%) of the USAA Life World Growth Fund. All other shares are owned by the Separate Accounts. Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

G. SECURITY TRANSACTIONS WITH AFFILIATED FUNDS - During the year ended
December 31, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, a security transaction was executed between the following fund in the Trust and an affiliated USAA fund at the then current market price with no brokerage commissions incurred:

                                               NET REALIZED
                               COST TO           GAIN TO
 SELLER         PURCHASER     PURCHASER          SELLER
USAA Life         USAA
 Income          Income
  Fund            Fund         $500,000           $  -

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS

   PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          USAA LIFE AGGRESSIVE GROWTH FUND
                                                     ==========================================================================

                                                                               Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                       2003           2002                2001           2000            1999
                                                     -------        -------            ---------       --------        --------
Net asset value at beginning of period               $ 10.96        $ 15.82            $   20.67       $  25.03        $  13.87
                                                     -------        -------            ---------       --------        --------
Income (loss) from investment operations:
  Net investment loss                                   (.01)(a)       (.04)(a)             (.06)(a)       (.05)(a)        (.07)(a)
  Net realized and unrealized gain (loss)               3.44(a)       (4.82)(a)            (4.78)(a)      (3.81)(a)       13.06(a)
                                                     -------        -------            ---------       --------        --------
Total from investment operations                        3.43(a)       (4.86)(a)            (4.84)(a)      (3.86)(a)       12.99(a)
                                                     -------        -------            ---------       --------        --------
Less distributions:
  From realized capital gains                              -              -                 (.01)          (.50)          (1.83)
                                                     -------        -------            ---------       --------        --------
Net asset value at end of period                     $ 14.39        $ 10.96            $   15.82       $  20.67        $  25.03
                                                     =======        =======            =========       ========        ========
Total return (%) *                                     31.30         (30.72)              (23.44)        (15.43)          94.34
Net assets at end of period (000)                    $20,211        $15,841            $  25,804       $ 69,242         $58,751
Ratio of expenses to average net assets (%)**            .88(b,c)       .70(b,c)             .70(b)         .70(b)          .70(b)
Ratio of expenses to average net assets
 excluding reimbursements (%)**                         1.34(c)        1.18(c)              1.03            .76             .94
Ratio of net investment loss
 to average net assets (%)**                            (.10)          (.34)                (.33)          (.20)           (.43)
Portfolio turnover (%)                                 87.49         265.66               116.09          23.51           56.63

                                                                          USAA LIFE DIVERSIFIED ASSETS FUND
                                                     ==========================================================================

                                                                               Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                       2003           2002               2001             2000           1999
                                                     -------        -------            ---------       ---------       --------
Net asset value at beginning of period               $ 10.63        $ 12.96            $   12.90       $   12.41       $  15.07
                                                     -------        -------            ---------       ---------       --------
Income (loss) from investment operations:
  Net investment income                                  .27            .32                  .42(a,d)        .49            .52
  Net realized and unrealized gain (loss)               1.90          (1.69)                1.28(a,d)        .01            .64
                                                     -------        -------            ---------       ---------       --------
Total from investment operations                        2.17          (1.37)                1.70(a,d)        .50           1.16
                                                     -------        -------            ---------       ---------       --------
Less distributions:
  From net investment income                            (.38)          (.33)                (.48)           (.01)          (.52)
  From realized capital gains                              -           (.63)               (1.16)              -          (3.30)
                                                     -------        -------            ---------       ---------       --------
Total distributions                                     (.38)          (.96)               (1.64)           (.01)         (3.82)
                                                     -------        -------            ---------       ---------       --------
Net asset value at end of period                     $ 12.42        $ 10.63            $   12.96       $   12.90       $  12.41
                                                     =======        =======            =========       =========       ========
Total return (%) *                                     20.92         (11.37)               13.36            4.02           7.58
Net assets at end of period (000)                    $47,457        $38,976            $  42,863       $  33,610       $ 39,973
Ratio of expenses to average net assets (%)**            .63(b,c)       .35(b,c)             .35(b)          .35(b)         .35(b)
Ratio of expenses to average net assets
 excluding reimbursements (%)**                          .77(c)         .58(c)               .59             .60            .50
Ratio of net investment income
 to average net assets (%)**                            2.32           3.14                 3.26(d)         3.70           3.37
Portfolio turnover (%)                                 55.52         111.63                41.62           61.98          38.75

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2003, average net assets for the USAA Life Aggressive Growth Fund and the USAA Life
    Diversified Assets Fund were $17,877,000 and $41,279,000, respectively.
(a) Calculated using average shares. For the year ended December 31, 2003, average shares for the USAA Life Aggressive Growth
    Fund were 1,422,000.
(b) Effective May 1, 2003, USAA Life agreed to limit, through April 30, 2004, the expense ratios of the USAA Life Aggressive
    Growth Fund and the USAA Life Diversified Assets Fund to 0.95% and 0.75%, respectively, of the Funds' average net assets, excluding any expenses paid indirectly. Prior to this date, the expense limits for the USAA Life Aggressive Growth Fund and the USAA Life Diversified Assets Fund were 0.70% and 0.35%, respectively.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Funds' expense ratios as follows:
USAA Life Aggressive Growth Fund                        (.03%)         (.01%)                n/a             n/a            n/a
USAA Life Diversified Assets Fund                       (.02%)            -                  n/a             n/a            n/a

(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. This change had no impact on these amounts.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          USAA LIFE GROWTH AND INCOME FUND
                                                     ==========================================================================

                                                                                Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                       2003          2002                2001            2000            1999
                                                     -------        -------            ---------       --------        --------
Net asset value at beginning of period               $ 12.88        $ 17.09            $   19.39       $  18.75        $  18.15
                                                     -------        -------            ---------       --------        --------
Income (loss) from investment operations:
  Net investment income                                  .13            .19                  .24            .18             .27
  Net realized and unrealized gain (loss)               3.58          (3.74)               (1.27)           .51            2.39
                                                     -------        -------            ---------       --------        --------
Total from investment operations                        3.71          (3.55)               (1.03)           .69            2.66
                                                     -------        -------            ---------       --------        --------
Less distributions:
  From net investment income                            (.20)          (.24)                (.27)          (.01)           (.27)
  From realized capital gains                           (.58)          (.42)               (1.00)          (.04)          (1.79)
                                                     -------        -------            ---------       --------        --------
Total distributions                                     (.78)          (.66)               (1.27)          (.05)          (2.06)
                                                     -------        -------            ---------       --------        --------
Net asset value at end of period                     $ 15.81        $ 12.88            $   17.09       $  19.39        $  18.75
                                                     =======        =======            =========       ========        ========
Total return (%) *                                     30.04         (21.50)               (5.89)          3.70           14.67
Net assets at end of period (000)                    $59,885        $48,375            $  70,512       $ 77,746        $ 84,112
Ratio of expenses to average net assets (%) **           .52(b,c)       .35(b,c)             .35(b)         .35(b)          .35(b)
Ratio of expenses to average net assets
 excluding reimbursements (%) **                         .62(c)         .46(c)               .42            .40             .37
Ratio of net investment income
 to average net assets (%) **                            .89           1.16                 1.31           1.36            1.31
Portfolio turnover (%)                                 70.39          88.68                25.63          20.19           19.50

                                                                                USAA LIFE INCOME FUND
                                                     ==========================================================================

                                                                                Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                       2003          2002                2001           2000             1999
                                                     --------       -------            ---------       --------        --------
Net asset value at beginning of period               $  10.78       $ 10.61            $   10.43       $   9.14        $  10.89
                                                     --------       -------            ---------       --------        --------
Income (loss) from investment operations:
  Net investment income                                   .47           .61                  .68(a,d)       .70             .96
  Net realized and unrealized gain (loss)                 .06           .18                  .04(a,d)       .59           (1.52)
                                                     --------       -------            ---------       --------        --------
Total from investment operations                          .53           .79                  .72(a,d)      1.29            (.56)
                                                     --------       -------            ---------       --------        --------
Less distributions:
  From net investment income                             (.47)         (.62)                (.54)             -            (.96)
  From realized capital gains                               -             -                    -              -            (.23)
                                                     --------       -------            ---------       --------        --------
Total distributions                                      (.47)         (.62)                (.54)             -           (1.19)
                                                     --------       -------            ---------       --------        --------
Net asset value at end of period                     $  10.84       $ 10.78            $   10.61       $  10.43        $   9.14
                                                     ========       =======            =========       ========        ========
Total return (%) *                                       4.92          7.95                 7.21          14.00           (5.17)
Net assets at end of period (000)                    $ 27,558       $26,252            $  23,236       $ 13,500        $ 16,221
Ratio of expenses to average net assets (%)**             .55(b,c)      .35(b,c)             .35(b)         .35(b)          .35(b)
Ratio of expenses to average net assets
 excluding reimbursements (%) **                          .74(c)        .71(c)               .85           1.15             .68
Ratio of net investment income
 to average net assets (%) **                            4.51          5.67                 6.32(d)        6.98            6.56
Portfolio turnover (%)                                  52.60         54.63                55.79          68.10           41.36

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2003, average net assets for the USAA Life Growth and Income Fund and the USAA Life Income
    Fund were $51,065,000 and $29,652,000, respectively.
(a) Calculated using average shares.
(b) Effective May 1, 2003, USAA Life agreed to limit, through April 30, 2004, the expense ratios of the USAA Life Growth and
    Income Fund and the USAA Life Income Fund to 0.60% and 0.65%, respectively, of the Funds' average net assets, excluding any expenses paid indirectly. Prior to this date, the expense limit for the USAA Life Growth and Income Fund and the USAA Life
    Income Fund was 0.35%.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Funds' expense ratios as follows:

USAA Life Growth and Income Fund                         (.03%)           -                  n/a            n/a             n/a
USAA Life Income Fund                                       -          (.01%)                n/a            n/a             n/a

(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  (Continued)                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             USAA LIFE WORLD GROWTH FUND
                                                     ==========================================================================

                                                                                Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                       2003           2002                2001           2000            1999
                                                     --------       -------            ---------       --------        --------
Net asset value at beginning of period               $   9.19       $ 10.98            $   13.41       $  15.97        $  14.37
                                                     --------       -------            ---------       --------        --------
Income (loss) from investment operations:
  Net investment income                                   .10           .11                  .13            .12             .13
  Net realized and unrealized gain (loss)                2.51         (1.80)               (2.43)         (1.75)           4.30
                                                     --------       -------            ---------       --------        --------
Total from investment operations                         2.61         (1.69)               (2.30)         (1.63)           4.43
                                                     --------       -------            ---------       --------        --------
Less distributions:
  From net investment income                             (.10)         (.10)                (.13)          (.12)           (.13)
  From realized capital gains                               -             -                    -           (.81)          (2.70)
                                                     --------       -------            ---------       --------        --------
Total distributions                                      (.10)         (.10)                (.13)          (.93)          (2.83)
                                                     --------       -------            ---------       --------        --------
Net asset value at end of period                     $  11.70       $  9.19            $   10.98       $  13.41        $  15.97
                                                     ========       =======            =========       ========        ========
Total return (%) *                                      28.45        (15.35)              (17.15)        (10.34)          30.93
Net assets at end of period (000)                    $ 24,748       $19,959            $  25,234       $ 33,262        $ 33,918
Ratio of expenses to average net assets (%)**             .86(a,b)      .65(a,b)             .65(a)         .65(a)          .65(a)
Ratio of expenses to average net assets
 excluding reimbursements (%)**                          1.87(b)       1.52(b)              1.11            .83             .75
Ratio of net investment income
 to average net assets (%)**                              .96          1.12                  .99            .82             .91
Portfolio turnover (%)                                  58.38        121.54                49.27          38.37           29.62

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2003, average net assets were $21,108,000.
(a) Effective May 1, 2003, USAA Life agreed to limit, through April 30, 2004, the Fund's expense ratio to 0.95% of the Fund's average net assets excluding any expenses paid indirectly. Prior to this date, the expense limit was 0.65%.
(b) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:

                                                         (.01%)        (.01%)                n/a            n/a             n/a

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees consists of four Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds' business and for ensuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Trustee shall be fifteen (15) years or until the Trustee reaches age 70. A grandfather provision was approved on February 21, 2001, to allow Ms. Reedy to remain on the Board until the end of the calendar year 2003. Set forth below are the Trustees and officers of the Trust, their ages, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, Texas 78288.

NON-INTERESTED TRUSTEES

JUNE R. REEDY*
TRUSTEE
211 N.PRESA
SAN ANTONIO, TX 78205
DATE OF BIRTH: JULY 1929
Retired; Board Member, IntelliSolve Group, Inc. (6/95-3/03); Vice President, Centro San Antonio, volunteer (6/98-present).

Ms. Reedy has served in her capacity as Trustee since December 1994. Ms. Reedy holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

NEIL H. STONE
TRUSTEE
645 LOCKHILL SELMA
SAN ANTONIO, TX 78216
DATE OF BIRTH: APRIL 1943
Attorney (Associate), Gendry & Sprague, P.C. (12/92-present). Mr. Stone has served in his capacity as Trustee since December 1994.

Mr. Stone holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

DR. GARY W. WEST
TRUSTEE
8038 WURZBACH, SUITE 270
SAN ANTONIO, TX 79229
DATE OF BIRTH: APRIL 1940
President, Radiation Oncology of San Antonio, Professional Association (12/94-present). Dr. West has served in his capacity as Trustee since December 1994.

Dr.West holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

INTERESTED OFFICERS(1)

JAMES M. MIDDLETON
CHAIRMAN AND TRUSTEE
DATE OF BIRTH: JULY 1945
President and Chief Executive Officer of USAA Life Insurance Company (3/00-present); Senior Vice President, Operations Integration & Program Control, USAA Life (7/99-2/00); Vice President, Systems Integration & Program Control, USAA Life (9/97-7/99). Mr. Middleton has served in his capacity as Trustee since February 2000.

Mr. Middleton holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

CHRISTOPHER W. CLAUS
SENIOR VICE PRESIDENT
DATE OF BIRTH: DECEMBER 1960
President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors, USAA IMCO (2/01-present); Senior Vice President, Investment Sales and Service, USAA IMCO (7/00-2/01); Vice President, Investment Sales and Service, USAA IMCO (12/94-7/00).

Mr. Claus serves as President, Director/Trustee and Vice Chairman of the
Boards of Directors/Trustees of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003. Mr. Claus is also the President, Director and Chairman of the Board of Directors of USAA Shareholder Account Services.

EDWARD R. DINSTEL
VICE PRESIDENT
DATE OF BIRTH: JANUARY 1954
Senior Vice President, Member Acquisition and Relationship Management & Partnerships, USAA Life (9/01-present); Senior Vice President, Life & Health Underwriting and Issue, USAA Life (11/99-8/01); Vice President, Life & Health Underwriting, USAA Life (6/91-10/99).

RUSSELL A. EVENSON
VICE PRESIDENT
DATE OF BIRTH: OCTOBER 1947
Senior Vice President, Chief Life Actuary, USAA Life (4/01-8/01, 9/02-present); Senior Vice President, Actuarial & Marketing, USAA Life (9/01-8/02); Senior Vice President, Benefit & Product Solutions, Aid Association for Lutherans (5/99-3/01); Senior Vice President & Corporate Actuary, North American Company for Life & Health (11/98-4/99); Senior Vice President and Chief Actuary/Director, Midland National Life Insurance Company (3/89-4/99).

CLIFFORD A. GLADSON
VICE PRESIDENT
DATE OF BIRTH: NOVEMBER 1950
Senior Vice President, Fixed Income Investments, USAA IMCO (9/02-present); Vice President, Fixed Income Investments, USAA IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, USAA IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, USAA IMCO (11/94-12/99).

Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003.

* MS. REEDY RESIGNED FROM THE TRUST'S BOARD OF TRUSTEES EFFECTIVE
  DECEMBER 31, 2003.

                                ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

STUART WESTER
VICE PRESIDENT
DATE OF BIRTH: JUNE 1947
Vice President, Equity Investments, USAA IMCO (1/99-present); Vice President, Investment Strategy and Analysis, USAA CAPCO (6/96-1/99).

Mr.Wester also holds the officer position of Vice President of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003.

MARK S. HOWARD
SECRETARY
DATE OF BIRTH: OCTOBER 1963
Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, USAA IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, USAA IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00).

Mr. Howard also serves as Secretary for the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003; and Senior Vice President, Secretary and Counsel of USAA Life, USAA IMCO, USAA Shareholder Account Services, USAA Financial Planning Services Insurance Agency, Inc. and USAA Financial Advisors, Inc.

DAVID M. HOLMES
TREASURER
DATE OF BIRTH: JUNE 1960
Senior Vice President, USAA Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer and Treasurer, USAA IMCO (6/01-12/02); and Vice President, Senior Financial Officer, USAA Real Estate Company (12/97-5/01).

Mr. Holmes is a director of USAA Life Insurance Company and also serves as Treasurer of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003, and Senior Vice President, Senior Financial Officer and Treasurer of USAA Life, USAA IMCO, USAA Shareholder Account Services, and USAA Financial Planning Services Insurance Agency, Inc.

CYNTHIA A. TOLES
ASSISTANT SECRETARY
DATE OF BIRTH: MARCH 1951
Vice President, Life/IMCO/FPS Counsel, USAA (10/03-present); Vice President, Life & Health Insurance Counsel, USAA (2/00-10/03); Senior Vice President, General Counsel & Secretary, Variable Annuity Life Insurance Company (4/81-2/00); Senior Vice President, General Counsel & Secretary, American General Annuity Insurance Company (2/99-2/00).

Ms. Toles also serves as Vice President and Assistant Secretary of USAA Life Company and USAA Financial Planning Services Insurance Agency, Inc.

EILEEN M. SMILEY
ASSISTANT SECRETARY
DATE OF BIRTH: NOVEMBER 1960
Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrison & Foerster, LLP (1/99-1/03).

Ms. Smiley also serves as Assistant Secretary of the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003, and Assistant Vice President and Assistant Secretary of USAA IMCO and USAA Financial Planning Services Insurance Agency, Inc. and USAA Financial Advisors, Inc.

ROBERT GALINDO, JR.
ASSISTANT TREASURER
DATE OF BIRTH: NOVEMBER 1960
Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, USAA IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, USAA IMCO (6/00-10/01; Director, Mutual Fund Analysis, USAA IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99).

Mr. Galindo also serves as Assistant Treasurer for the USAA family of funds, consisting of four registered investment companies offering 38 individual funds as of December 31, 2003.

(1) INDICATES THOSE TRUSTEES AND OFFICERS WHO ARE EMPLOYEES OF THE ADVISER, USAA LIFE OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940.

If you would like more information about the Funds' trustees, you may call 800-531-4265 to request a free copy of the Trust's statement of additional information (SAI).

                                ------

                  THIS PAGE LEFT BLANK INTENTIONALLY

                                ------

--------------------------------------------------------------------------------
                           USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME
                                 1-800-531-4265
                           (456-9061 in San Antonio)

                         -----------------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

                         -----------------------------

                  COPIES OF THE MANAGER'S PROXY VOTING POLICIES
                   AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE
               (I) BY CALLING 800-531-4265; (II) AT USAA.COM; AND
                (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

--------------------------------------------------------------------------------

          [LOGO OF USAA]            WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA          ---------------------------------------------------
                             INSURANCE o BANKING o INVESTMENTS o MEMBER SERVICES

40760-0204                                   (C)2004, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On August 20, 2003, the Board of Trustees of USAA Life Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that none of the members of the registrant's Audit Committee meets the definition of an "audit committee financial expert" as the term has been defined in implementing regulations of the Securities and Exchange Commission. However, the Board of Trustees has determined that the members of the Audit Committee have sufficient experience to perform the duties and responsibilities of a member of the Audit Committee.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees paid and accrued by the registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for 2003 and 2002 were $62,300 and $59,185, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2003 or 2002.

(c) TAX FEES. The aggregate fees paid or accrued by the registrant for professional services rendered by Ernst & Young LLP for the review of the registrant's federal, state and city income tax returns and excise tax calculations for 2003 and 2002 were $12,770 and $12,120, respectively.

(d) ALL OTHER FEES. No such fees were billed to the registrant by Ernst & Young LLP for 2003 or 2002.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedure.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Investment Management Company (IMCO), for 2003 and 2002 were $34,770 and $62,580, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Trustees will consider Ernst & Young LLP's independence and whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence at a board meeting scheduled in March.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.